UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: August 31, 2012

Date of reporting period: May 31, 2012

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ALL PERU CAPPED INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—98.29%

AGRICULTURE—1.39%
Casa Grande SAA	1,089,623	$5,518,504

		5,518,504
BANKS—20.72%
BBVA Banco Continental SA	3,585,150	7,940,531
Credicorp Ltd.	597,457	74,544,710

		82,485,241
BUILDING MATERIALS—4.49%
Cementos Lima SAA	7,772,293	7,516,946
Cementos Pacasmayo SAA	4,899,791	10,345,812

		17,862,758
DIVERSIFIED FINANCIAL SERVICES—3.35%
Intergroup Financial Services Corp.	452,539	13,349,901

		13,349,901
ELECTRIC—4.71%
Edegel SA	10,803,247	7,417,512
Empresa de Distribucion Electrica de Lima Norte SA	2,289,519	3,211,580
Luz del Sur SAA	3,138,710	8,110,362

		18,739,454
FOOD—5.64%
Alicorp SA	7,107,306	17,709,234
Copeinca ASA	744,976	4,753,571

		22,462,805
HOLDING COMPANIES - DIVERSIFIED—4.34%
Grana y Montero SA	5,750,877	17,301,457

		17,301,457
IRON & STEEL—2.06%
Corporacion Aceros Arequipa SA	6,030,754	5,187,027
Empresa Siderurgica del Peru SAA(a)	11,299,133	3,003,092

		8,190,119
MACHINERY—2.55%
Ferreyros SA	10,518,053	10,172,499

		10,172,499
MINING—46.66%
Compania de Minas Buenaventura SA SP ADR	1,676,061	65,601,028
Compania Minera Atacocha SA Class B(a)	11,752,352	2,125,748
Compania Minera Milpo SA	6,144,252	9,911,547
Hochschild Mining PLC	2,342,203	15,580,824

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL PERU CAPPED INDEX FUND

May 31, 2012

Minsur SA	14,438,437	13,537,700
Rio Alto Mining Ltd.(a)	2,520,328	10,308,142
Sociedad Minera Cerro Verde SA(a)	340,449	12,596,613
Sociedad Minera el Brocal SA	27,339	479,366
Southern Copper Corp.	1,306,141	37,159,711
Volcan Compania Minera SAA Class B	16,255,012	18,481,151

		185,781,830
OIL & GAS—2.38%
Maple Energy PLC(a)	4,318,162	4,749,978
Refineria la Pampilla SA	19,144,417	4,734,869

		9,484,847

TOTAL COMMON STOCKS
(Cost: $451,327,997)		391,349,415

SHORT-TERM INVESTMENTS—1.58%

MONEY MARKET FUNDS—1.58%
BlackRock Cash Funds: Treasury, SL Agency Shares	6,294,993	6,294,993

0.06%(b)(c)		6,294,993

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,294,993)		6,294,993

TOTAL INVESTMENTS IN SECURITIES—99.87%
(Cost: $457,622,990)		397,644,408
Other Assets, Less Liabilities—0.13%		499,893

NET ASSETS—100.00%		$398,144,301

SP ADR	-Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRALIA SMALL CAP INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—99.62%

ADVERTISING—0.22%
STW Communications Group Ltd.	5,446	$4,965

		4,965
AGRICULTURE—1.73%
Australian Agricultural Co. Ltd.(a)	4,384	4,890
GrainCorp Ltd.	3,684	33,553

		38,443
APPAREL—0.74%
Billabong International Ltd.	3,797	7,071
Pacific Brands Ltd.	17,402	9,368

		16,439
AUTO PARTS & EQUIPMENT—0.44%
ARB Corp. Ltd.	1,151	9,657

		9,657
BANKS—1.57%
Bank of Queensland Ltd.	5,374	34,924

		34,924
BEVERAGES—2.41%
Treasury Wine Estates Ltd.	12,502	53,598

		53,598
BIOTECHNOLOGY—0.67%
Mesoblast Ltd.(a)(b)	1,834	11,865
Starpharma Holdings Ltd.(a)	2,000	3,075

		14,940
BUILDING MATERIALS—1.95%
Adelaide Brighton Ltd.	9,410	26,834
CSR Ltd.	10,259	16,419

		43,253
CHEMICALS—1.66%
DuluxGroup Ltd.	7,497	21,597
Nufarm Ltd.	3,180	15,268

		36,865
COAL—1.38%
Aspire Mining Ltd.(a)	4,058	689
Bandanna Energy Ltd.(a)	1,969	821
Bathurst Resources Ltd.(a)(b)	10,931	4,930
Coalspur Mines Ltd.(a)	6,500	6,998
Cockatoo Coal Ltd.(a)	11,392	2,321

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA SMALL CAP INDEX FUND

May 31, 2012

Gloucester Coal Ltd.(a)	1,327	8,894
Guildford Coal Ltd.(a)	5,954	3,350
Kangaroo Resources Ltd.(a)	16,043	1,509
White Energy Co. Ltd.(a)(b)	3,839	1,210

		30,722
COMMERCIAL SERVICES—5.26%
Emeco Holdings Ltd.	11,794	10,982
Invocare Ltd.	2,222	17,651
Macquarie Atlas Roads Group(a)	7,374	11,015
McMillan Shakespeare Ltd.	961	10,402
Mermaid Marine Australia Ltd.	3,825	11,056
Navitas Ltd.	3,505	13,259
Programmed Maintenance Services Ltd.	2,098	4,843
Qube Logistics Holdings Ltd.	8,161	12,111
Silex Systems Ltd.(a)	2,225	7,791
Skilled Group Ltd.	2,615	5,834
Spotless Group Ltd.	4,910	11,859

		116,803
COMPUTERS—0.09%
CSG Ltd.	2,904	2,070

		2,070
DISTRIBUTION & WHOLESALE—0.15%
Alesco Corp. Ltd.	1,760	3,355

		3,355
DIVERSIFIED FINANCIAL SERVICES—2.92%
BT Investment Management Ltd.	2,002	3,447
Challenger Infrastructure Fund Class A	2,954	3,266
FlexiGroup Ltd.	3,097	6,819
IOOF Holdings Ltd.	3,511	19,003
Perpetual Ltd.	786	16,864
Platinum Asset Management Ltd.	4,028	15,393

		64,792
ELECTRIC—3.72%
DUET Group	21,399	40,266
Energy World Corp. Ltd.(a)(b)	12,961	5,406
Spark Infrastructure Group(c)	24,796	36,918

		82,590
ENERGY - ALTERNATE SOURCES—0.34%
Infigen Energy(a)	14,242	2,970
Linc Energy Ltd.(a)	5,702	4,563

		7,533
ENGINEERING & CONSTRUCTION—7.56%
Cardno Ltd.	2,333	16,746
Clough Ltd.	4,315	3,139
Decmil Group Ltd.	2,477	6,727
Downer EDI Ltd.(a)	8,399	26,802
Forge Group Ltd.	775	3,721
Macmahon Holdings Ltd.	11,041	6,908
Monadelphous Group Ltd.	1,441	30,023

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA SMALL CAP INDEX FUND

May 31, 2012

NRW Holdings Ltd.	4,521	14,646
Sedgman Ltd.	1,960	3,099
Transfield Services Ltd.	9,460	18,076
UGL Ltd.	3,236	37,916

		167,803
ENTERTAINMENT—1.08%
Aristocrat Leisure Ltd.	8,469	24,069

		24,069
ENVIRONMENTAL CONTROL—0.53%
Transpacific Industries Group Ltd.(a)	14,744	11,727

		11,727
FOOD—1.13%
Goodman Fielder Ltd.	38,700	22,147
Tassal Group Ltd.	2,187	2,874

		25,021
FOREST PRODUCTS & PAPER—0.11%
Gunns Ltd.(a)(b)	15,059	2,337

		2,337
GAS—0.57%
Envestra Ltd.	16,407	12,652

		12,652
HEALTH CARE - SERVICES—1.14%
Primary Health Care Ltd.	9,350	25,393

		25,393
HOLDING COMPANIES - DIVERSIFIED—2.09%
Australian Infrastructure Fund	12,289	28,011
Hastings Diversified Utilities Fund	7,922	18,365

		46,376
HOME BUILDERS—0.45%
Fleetwood Corp. Ltd.	869	9,887

		9,887
INSURANCE—1.51%
Challenger Ltd.	10,524	33,481

		33,481
INTERNET—4.90%
carsales.com Ltd.	3,527	19,124
Customers Ltd.	2,016	2,444
iiNET Ltd.	2,417	7,268
IRESS Ltd.	2,016	11,869
REA Group Ltd.	1,103	14,999
Seek Ltd.	5,878	39,054
SMS Management & Technology Ltd.	1,212	6,054

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA SMALL CAP INDEX FUND

May 31, 2012

Wotif.com Holdings Ltd.	1,973	7,904

		108,716
IRON & STEEL—5.71%
Atlas Iron Ltd.	14,578	30,684
BlueScope Steel Ltd.(a)	65,786	22,014
Gindalbie Metals Ltd.(a)(b)	15,151	6,980
Grange Resources Ltd.	6,466	3,293
Mount Gibson Iron Ltd.	13,477	12,680
Northern Iron Ltd.(a)	4,118	3,934
OneSteel Ltd.	26,590	27,209
Sundance Resources Ltd.(a)	49,094	20,000

		126,794
LEISURE TIME—0.74%
Flight Centre Ltd.	934	16,488

		16,488
MACHINERY—0.28%
Industrea Ltd.	5,111	6,296

		6,296
MANUFACTURING—3.59%
Ansell Ltd.	2,486	34,241
Bradken Ltd.	3,151	18,399
G.U.D Holdings Ltd.	1,494	11,868
GWA Group Ltd.	4,981	9,590
Hills Industries Ltd.	3,957	4,049
Matrix Composites & Engineering Ltd.	720	1,453

		79,600
MEDIA—3.07%
APN News & Media Ltd.	9,763	7,339
Publishing and Broadcasting Ltd.	2,624	8,246
SAI Global Ltd.	4,063	18,365
Southern Cross Media Group Ltd.	9,890	12,327
Ten Network Holdings Ltd.	11,718	7,899
West Australian Newspapers Holdings Ltd.	5,866	14,054

		68,230
METAL FABRICATE & HARDWARE—0.16%
Austin Engineering Ltd.	806	3,510

		3,510
MINING—18.48%
Aditya Birla Minerals Ltd.(a)	2,635	1,380
Alkane Resources Ltd.(a)	5,565	5,668
Ampella Mining Ltd.(a)	3,421	2,555
Aquarius Platinum Ltd.	9,492	11,048
Aquila Resources Ltd.(a)(b)	3,362	10,761
Ausdrill Ltd.	4,872	15,594
Ausenco Ltd.	1,609	5,868
Beadell Resources Ltd.(a)	12,863	7,611
Boart Longyear Group	8,551	26,458
Cudeco Ltd.(a)	2,419	7,837
Discovery Metals Ltd.(a)	6,942	9,023

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA SMALL CAP INDEX FUND

May 31, 2012

Elemental Minerals Ltd.(a)	2,491	1,776
Energy Resources of Australia Ltd.(a)	3,386	4,664
Evolution Mining Ltd.(a)	8,653	13,597
Focus Minerals Ltd.(a)	76,694	2,752
Gryphon Minerals Ltd.(a)(b)	5,804	3,800
Independence Group NL	4,473	15,575
Indophil Resources NL(a)	17,366	6,569
Integra Mining Ltd.(a)	14,972	6,753
Intrepid Mines Ltd.(a)(b)	8,783	4,685
Ivanhoe Australia Ltd.(a)	4,126	2,501
Jupiter Mines Ltd.(a)	5,834	934
Kingsgate Consolidated Ltd.	2,454	12,473
Kingsrose Mining Ltd.(a)	2,992	3,512
MACA Ltd.	1,639	3,370
Medusa Mining Ltd.	2,902	14,778
Metals X Ltd.(a)	7,614	1,219
Metminco Ltd.(a)	15,643	1,972
Mincor Resources NL	3,521	2,391
Mineral Deposits Ltd.(a)	1,405	6,705
Mineral Resources Ltd.	2,011	19,545
Mirabela Nickel Ltd.(a)	13,870	4,170
Murchison Metals Ltd.(a)	5,720	2,608
Northern Star Resources Ltd.(a)	4,019	2,631
OM Holdings Ltd.(a)(b)	4,709	1,850
Paladin Energy Ltd.(a)(b)	14,873	18,898
PanAust Ltd.(a)	9,354	25,949
Panoramic Resources Ltd.	3,869	2,946
Perilya Ltd.(a)	7,372	2,145
Perseus Mining Ltd.(a)	9,062	22,853
Ramelius Resources Ltd.(a)	5,798	2,643
Regis Resources Ltd.(a)	5,394	20,247
Resolute Mining Ltd.(a)	9,241	13,579
Rex Minerals Ltd.(a)	2,296	2,327
Sandfire Resources NL(a)	1,440	10,475
Saracen Mineral Holdings Ltd.(a)	8,463	4,433
Silver Lake Resources Ltd.(a)	3,276	8,834
St Barbara Ltd.(a)	5,780	11,269
Tiger Resources Ltd.(a)	9,404	2,691
Troy Resources Ltd.	1,233	4,939
Western Areas NL	2,619	11,304

		410,165
OIL & GAS—5.78%
Aurora Oil and Gas Ltd.(a)	6,903	22,899
AWE Ltd.(a)	10,549	17,548
Beach Energy Ltd.	24,182	25,801
Buru Energy Ltd.(a)	2,522	8,464
Dart Energy Ltd.(a)	9,428	1,920
Drillsearch Energy Ltd.(a)	3,766	4,639
Horizon Oil Ltd.(a)	17,959	4,703
Karoon Gas Australia Ltd.(a)	3,553	16,680
Maverick Drilling & Exploration Ltd.(a)	2,345	2,570
Molopo Energy Ltd.(a)	4,359	2,494
Nexus Energy Ltd.(a)(b)	21,070	3,679
Red Fork Energy Ltd.(a)	2,921	2,465
Roc Oil Co. Ltd.(a)	13,327	4,654
Senex Energy Ltd.(a)	11,114	9,810

		128,326

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA SMALL CAP INDEX FUND

May 31, 2012

OIL & GAS SERVICES—0.38%
Imdex Ltd.	4,104	8,359

		8,359
PHARMACEUTICALS—1.48%
Acrux Ltd.(a)	2,644	11,130
Biota Holdings Ltd.(a)	3,225	2,377
Pharmaxis Ltd.(a)	5,687	6,371
Sigma Pharmaceuticals Ltd.	22,022	13,030

		32,908
REAL ESTATE—0.28%
FKP Property Group	13,285	6,250

		6,250
REAL ESTATE INVESTMENT TRUSTS—7.19%
Abacus Property Group	4,697	8,884
Ardent Leisure Group	6,057	7,344
Aspen Group Ltd.	9,291	4,055
Astro Japan Property Trust	1,092	3,156
Australand Property Group	4,361	11,167
Bunnings Warehouse Property Trust	7,773	13,986
Challenger Diversified Property Group	9,334	4,934
Charter Hall Group	4,029	8,793
Charter Hall Retail REIT	5,039	16,031
Commonwealth Property Office Fund	47,453	46,257
Investa Office Fund	13,370	34,885

		159,492
RETAIL—4.49%
Automotive Holdings Group	3,166	7,984
David Jones Ltd.	10,374	22,238
JB Hi-Fi Ltd.	1,980	17,611
Myer Holdings Ltd.	11,511	21,493
OrotonGroup Ltd.	344	2,419
Premier Investments Ltd.	1,593	7,401
Reject Shop Ltd. (The)	438	4,270
Super Retail Group Ltd.	2,352	16,197

		99,613
SHIPBUILDING—0.14%
Austal Ltd.	1,757	2,999

		2,999
SOFTWARE—0.10%
Redflex Holdings Ltd.	1,031	2,240

		2,240
TELECOMMUNICATIONS—0.74%
M2 Telecommunications Group Ltd.	2,318	7,599
TPG Telecom Ltd.	5,124	8,847

		16,446

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA SMALL CAP INDEX FUND

May 31, 2012

TRANSPORTATION—0.69%
Cabcharge Australia Ltd.	2,025	12,452
Miclyn Express Offshore Ltd.	1,579	2,803

		15,255

TOTAL COMMON STOCKS
(Cost: $2,515,410)		2,211,382

PREFERRED STOCKS—0.32%

FOREST PRODUCTS & PAPER—0.04%
Gunns Ltd.(a)	22	960

		960
REAL ESTATE INVESTMENT TRUSTS—0.28%
Multiplex SITES Trust(a)	84	6,091

		6,091

TOTAL PREFERRED STOCKS
(Cost: $7,500)		7,051

RIGHTS—0.00%

MISCELLANEOUS - MANUFACTURING—0.00%
Matrix Composites & Engineering Ltd.(a)	48	—

		—

TOTAL RIGHTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS—2.55%

MONEY MARKET FUNDS—2.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(e)(f)	52,351	52,351
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%(d)(e)(f)	3,809	3,809

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA SMALL CAP INDEX FUND

May 31, 2012

BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(d)(e)	391	391

		56,551

TOTAL SHORT-TERM INVESTMENTS
(Cost: $56,551)		56,551

TOTAL INVESTMENTS IN SECURITIES—102.49%
(Cost: $2,579,461)		2,274,984
Other Assets, Less Liabilities—(2.49)%		(55,291)

NET ASSETS—100.00%		$2,219,693

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI BRAZIL SMALL CAP INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—78.91%

AGRICULTURE—1.82%
SLC Agricola SA	88,000	$847,983

		847,983
APPAREL—1.71%
Grendene SA	156,000	795,697

		795,697
AUTO PARTS & EQUIPMENT—4.17%
Autometal SA	64,000	440,963
Iochpe-Maxion SA	116,000	1,443,244
Plascar Participacoes Industriais SA	120,040	52,362

		1,936,569
BUILDING MATERIALS—1.40%
Eternit SA	132,000	651,036

		651,036
CHEMICALS—0.38%
Fertilizantes Heringer SA(a)	28,005	176,298

		176,298
COMMERCIAL SERVICES—16.05%
Abril Educacao SA	40,000	565,282
Estacio Participacoes SA	100,000	1,254,090
Kroton Educacional SA(a)	124,021	1,838,122
Mills Estruturas e Servicos de Engenharia SA	128,000	1,570,338
Santos Brasil Participacoes SA	80,000	1,189,650
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	76,010	1,041,775

		7,459,257
DISTRIBUTION & WHOLESALE—0.36%
Kepler Weber SA(a)	1,468,041	167,369

		167,369
ELECTRIC—1.44%
Equatorial Energia SA	92,000	670,368

		670,368
ENERGY - ALTERNATE SOURCES—0.71%
Vanguarda Agro SA(a)	1,796,000	329,394

		329,394
ENTERTAINMENT—0.85%
T4F Entretenimento SA	52,000	397,720

		397,720

Schedule of Investments (Unaudited) (Continued)

iSHARES® BRAZIL SMALL CAP INDEX FUND

May 31, 2012

FOOD—4.48%
Marfrig Alimentos SA(a)	240,000	1,082,581
Minerva SA	64,000	245,544
Sao Martinho SA	76,000	753,445

		2,081,570
HEALTH CARE - PRODUCTS—1.07%
Cremer SA	56,000	496,877

		496,877
HEALTH CARE - SERVICES—2.37%
Fleury SA	92,000	1,100,863

		1,100,863
HOLDING COMPANIES - DIVERSIFIED—1.14%
IdeiasNet SA(a)	116,000	128,799
TPI - Triunfo Participacoes e Investimentos SA	88,000	399,128

		527,927
HOME BUILDERS—6.56%
Brookfield Incorporacoes SA	384,000	675,721
Even Construtora e Incorporadora SA	280,000	921,583
Rossi Residencial SA	300,000	785,169
Tecnisa SA	176,000	668,266

		3,050,739
HOUSEHOLD PRODUCTS & WARES—0.93%
Technos SA	52,000	434,064

		434,064
INSURANCE—2.28%
Brasil Insurance Participacoes e Administracao SA	88,000	745,911
Tempo Participacoes SA(a)	148,000	314,722

		1,060,633
INTERNET—0.80%
B2W Companhia Global do Varejo(a)	124,000	372,479

		372,479
MACHINERY—0.43%
Industrias Romi SA	64,000	199,544

		199,544
MANUFACTURING—0.29%
Companhia Providencia Industria e Comercio SA	40,000	132,844

		132,844
OIL & GAS—0.34%
Refinaria de Petroleos Manguinhos SA(a)	336,000	158,223

		158,223

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL SMALL CAP INDEX FUND

May 31, 2012

PHARMACEUTICALS—1.17%
Brazil Pharma SA	90,000	426,043
Profarma Distribuidora de Produtos Farmaceuticos SA	24,000	118,965

		545,008
REAL ESTATE—17.94%
Aliansce Shopping Centers SA	144,000	1,249,133
Brasil Brokers Participacoes SA	216,000	639,199
Camargo Correa Desenvolvimento Imobiliario SA(a)	68,000	154,377
EZ TEC Empreendimentos e Participacoes SA	88,000	872,410
Gafisa SA(a)	744,000	958,858
General Shopping Brasil SA(a)	40,000	188,758
Helbor Empreendimentos SA	168,000	678,695
Iguatemi Empresa de Shopping Centers SA	56,000	1,074,809
JHSF Participacoes SA	148,000	439,437
LPS Brasil - Consultoria de Imoveis SA	52,000	948,548
Rodobens Negocios Imobiliarios SA	40,000	213,344
Sonae Sierra Brasil SA	48,000	689,997
Trisul SA(a)	35	45
Viver Incorporadora e Construtora SA(a)	244,005	229,805

		8,337,415
RETAIL—5.81%
Arezzo Industria e Comercio SA	76,000	1,111,331
Magazine Luiza SA	112,000	517,974
Positivo Informatica SA(a)	44,000	129,117
Restoque Comercio e Confeccoes de Roupas SA	164,000	941,370

		2,699,792
TRANSPORTATION—4.41%
Julio Simoes Logistica SA	104,000	434,579
LLX Logistica SA(a)	596,000	697,214
Log-in Logistica Intermodal SA(a)	88,000	331,516
Tegma Gestao Logistica SA	40,000	584,911

		2,048,220

TOTAL COMMON STOCKS
(Cost: $40,359,087)		36,677,889

PREFERRED STOCKS—20.63%

AIRLINES—1.47%
GOL Linhas Aereas Inteligentes SA	172,000	685,476

		685,476
AUTO PARTS & EQUIPMENT—6.27%
Marcopolo SA	404,000	1,882,423
Randon Implementos e Participacoes SA	224,000	1,033,727

		2,916,150
BANKS—5.31%
Banco ABC Brasil SA	88,000	484,188
Banco Daycoval SA	100,000	488,252
Banco Industrial e Comercial SA	120,045	386,781

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL SMALL CAP INDEX FUND

May 31, 2012

Banco Panamericano SA	256,076	592,395
Banco Pine SA	44,003	280,935
Parana Banco SA	36,000	233,766

		2,466,317
BUILDING MATERIALS—0.69%
Eucatex SA Industria e Comercio	84,000	318,529

		318,529
CHEMICALS—0.25%
Unipar Participacoes SA Class B	864,011	115,635

		115,635
COMMERCIAL SERVICES—1.62%
Contax Participacoes SA	64,000	751,859

		751,859
ELECTRIC—2.81%
Centrais Eletricas Santa Catarina SA	32,000	611,480
Companhia Energetica do Ceara Class A	40,000	694,756

		1,306,236
HOLDING COMPANIES - DIVERSIFIED—0.00%
Jereissati Participacoes SA	2,072	1,643

		1,643
IRON & STEEL—0.85%
Companhia de Ferro Ligas da Bahia - Ferbasa	76,010	393,350

		393,350
MACHINERY—0.23%
Inepar SA Industria e Construcoes	108,095	107,163

		107,163
MANUFACTURING—0.35%
Forjas Taurus SA	164,018	162,603

		162,603
MEDIA—0.78%
Saraiva Livreiros Editores SA	32,000	361,654

		361,654

TOTAL PREFERRED STOCKS
(Cost: $10,954,096)		9,586,615

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL SMALL CAP INDEX FUND

May 31, 2012

RIGHTS—0.00%

OIL & GAS SERVICES—0.00%
Lupatech SA(a)	145,233	7

		7

TOTAL RIGHTS
(Cost: $0)		7

SHORT-TERM INVESTMENTS—0.01%

MONEY MARKET FUNDS—0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(b)(c)	3,138	3,138

		3,138

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,138)		3,138

TOTAL INVESTMENTS IN SECURITIES—99.55%
(Cost: $51,316,321)		46,267,649
Other Assets, Less Liabilities—0.45%		209,820

NET ASSETS—100.00%		$46,477,469

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI CANADA SMALL CAP INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—100.00%

ADVERTISING—1.15%
Aimia Inc.	3,932	$50,222

		50,222
AUTO PARTS & EQUIPMENT—1.12%
Linamar Corp.	1,097	22,643
Westport Innovations Inc.(a)	1,079	26,574

		49,217
BANKS—2.26%
Canadian Western Bank	1,711	43,956
Home Capital Group Inc.	743	31,203
Laurentian Bank of Canada	571	23,622

		98,781
BEVERAGES—0.37%
Cott Corp.(a)	2,150	16,294

		16,294
BUILDING MATERIALS—0.13%
Norbord Inc.(a)	491	5,655

		5,655
CHEMICALS—1.87%
Canexus Corp.	2,776	23,022
Methanex Corp.	2,108	58,775

		81,797
COAL—0.21%
SouthGobi Resources Ltd.(a)	1,800	9,158

		9,158
COMMERCIAL SERVICES—3.53%
Black Diamond Group Ltd.	800	17,764
Davis & Henderson Corp.	1,339	22,170
EnerCare Inc.	1,281	11,378
FirstService Corp.(a)	614	15,970
MacDonald Dettwiler & Associates Ltd.	719	30,550
Morneau Shepell Inc.	1,025	11,667
Stantec Inc.	1,029	30,985
Transcontinental Inc. Class A	1,489	13,800

		154,284
COMPUTERS—0.11%
Sandvine Corp.(a)	3,079	4,875

		4,875

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA SMALL CAP INDEX FUND

May 31, 2012

DIVERSIFIED FINANCIAL SERVICES—1.97%
AGF Management Ltd. Class B	1,829	20,607
Alaris Royalty Corp.	400	7,828
Canaccord Financial Inc.	1,949	11,102
Dundee Corp. Class A(a)	937	19,666
Element Financial Corp.(a)	1,600	8,480
Gluskin Sheff + Associates Inc.	419	6,242
GMP Capital Inc.	1,267	7,070
Sprott Inc.	1,132	5,355

		86,350
ELECTRIC—4.09%
Algonquin Power & Utilities Corp.	2,930	17,849
ATCO Ltd. Class I NVS	863	59,480
Atlantic Power Corp.(a)	2,612	34,775
Boralex Inc.(a)	463	3,487
Capital Power Corp.	1,531	34,351
Northland Power Inc.	1,677	28,851

		178,793
ELECTRONICS—0.74%
Celestica Inc.(a)	4,465	32,373

		32,373
ENERGY - ALTERNATE SOURCES—0.95%
Alterra Power Corp.(a)	7,586	3,113
Capstone Infrastructure Corp.	1,589	6,213
Innergex Renewable Energy Inc.	1,898	20,065
Uranium Participation Corp.(a)	2,404	12,161

		41,552
ENGINEERING & CONSTRUCTION—1.06%
Aecon Group Inc.	1,262	14,486
Bird Construction Inc.	905	12,416
Churchill Corp.	461	5,403
Genivar Inc.	590	14,172

		46,477
ENTERTAINMENT—1.07%
Cineplex Inc.	1,320	37,556
Great Canadian Gaming Corp.(a)	1,120	9,483

		47,039
ENVIRONMENTAL CONTROL—1.49%
Newalta Corp.	934	12,579
Progressive Waste Solutions Ltd.	2,696	52,707

		65,286
FOOD—1.34%
Alliance Grain Traders Inc.	351	3,806
Maple Leaf Foods Inc.	2,216	24,817
North West Co. Inc. (The)	1,093	22,592
Premium Brands Holdings Corp.	400	7,237

		58,452

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA SMALL CAP INDEX FUND

May 31, 2012

FOREST PRODUCTS & PAPER—1.75%
Canfor Corp.(a)	2,097	22,594
Canfor Pulp Products Inc.	803	8,024
Cascades Inc.	1,498	6,378
Fortress Paper Ltd. Class A(a)	273	4,744
West Fraser Timber Co. Ltd.	770	34,857

		76,597
GAS—3.01%
Enbridge Income Fund Holdings Inc.	719	16,653
Just Energy Group Inc.	3,149	33,351
Keyera Corp.	1,713	69,542
Valener Inc.	846	12,055

		131,601
HEALTH CARE - SERVICES—0.66%
CML HealthCare Inc.	2,030	19,696
Medical Facilities Corp.	689	9,266

		28,962
HOLDING COMPANIES - DIVERSIFIED—0.75%
Sherritt International Corp.	6,704	32,944

		32,944
HOME FURNISHINGS—0.34%
Dorel Industries Inc. Class B	595	14,958

		14,958
INSURANCE—0.36%
Genworth MI Canada Inc.	892	15,975

		15,975
IRON & STEEL—0.83%
Labrador Iron Mines Holdings Ltd.(a)	1,039	3,069
Russel Metals Inc.	1,358	33,367

		36,436
MACHINERY—1.83%
AG Growth International Inc.	284	10,013
ATS Automation Tooling Systems Inc.(a)	1,973	15,753
Toromont Industries Ltd.	1,734	35,741
Wajax Corp.	376	18,383

		79,890
MANUFACTURING—0.50%
Neo Material Technologies Inc.(a)	2,183	21,687

		21,687
MEDIA—3.71%
Astral Media Inc. Class A	1,189	55,685
Cogeco Cable Inc.	374	16,624
Corus Entertainment Inc. Class B	1,795	40,724

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA SMALL CAP INDEX FUND

May 31, 2012

Quebecor Inc. Class B	990	36,081
Torstar Corp. Class B	1,417	13,092

		162,206
METAL FABRICATE & HARDWARE—0.31%
Martinrea International Inc.(a)	1,688	13,379

		13,379
MINING—22.61%
5N Plus Inc.(a)	1,073	2,693
Alacer Gold Corp.(a)	5,045	28,006
Alamos Gold Inc.	2,688	48,476
Alexco Resource Corp.(a)	1,290	6,015
Argonaut Gold Inc.(a)	2,120	16,681
Augusta Resource Corp.(a)	2,153	3,222
AuRico Gold Inc.(a)	6,366	47,324
Aurizon Mines Ltd.(a)	3,687	17,762
Avalon Rare Metals Inc.(a)	2,292	3,386
Avion Gold Corp.(a)	9,942	4,895
B2Gold Corp.(a)	7,795	23,405
Banro Corp.(a)	4,670	19,387
Capstone Mining Corp.(a)	7,099	16,106
China Gold International Resources Corp. Ltd.(a)	3,582	11,620
Cline Mining Corp.(a)(b)	5,406	4,332
Colossus Minerals Inc.(a)	2,386	9,790
Continental Gold Ltd.(a)	2,044	12,847
Copper Mountain Mining Corp.(a)	2,226	8,596
Denison Mines Corp.(a)	7,391	11,060
Detour Gold Corp.(a)	2,542	52,003
Dundee Precious Metals Inc.(a)	2,265	13,776
Eastern Platinum Ltd.(a)	21,287	5,446
Eco Oro Minerals Corp.(a)	1,677	3,303
Endeavour Mining Corp.(a)(b)	5,262	10,770
Endeavour Silver Corp.(a)	1,982	17,317
Exeter Resource Corp.(a)	1,921	3,524
First Majestic Silver Corp.(a)	2,383	32,991
Fortuna Silver Mines Inc.(a)	2,825	11,100
Golden Star Resources Ltd.(a)	5,834	6,252
Great Basin Gold Ltd.(a)	12,266	6,868
High River Gold Mines Ltd.(a)	4,751	5,412
HudBay Minerals Inc.	3,886	28,475
Imperial Metals Corp.(a)	1,006	10,985
International Tower Hill Mines Ltd.(a)	1,961	6,607
Katanga Mining Ltd.(a)	13,600	12,999
Keegan Resources Inc.(a)	1,699	5,610
Kirkland Lake Gold Inc.(a)	1,426	14,731
Lake Shore Gold Corp.(a)	8,596	7,137
Lundin Mining Corp.(a)	11,847	46,436
MAG Silver Corp.(a)	1,007	7,817
Major Drilling Group International	1,787	20,703
Midas Gold Corp.(a)	1,100	3,558
Nevsun Resources Ltd.	4,531	16,273
NGEx Resources Inc.(a)	3,378	7,175
North American Palladium Ltd.(a)	3,549	8,223
Novagold Resources Inc.(a)	5,137	29,310
OceanaGold Corp.(a)	5,939	10,607
Premier Gold Mines Ltd.(a)	3,107	13,588
Pretium Resources Inc.(a)	1,617	21,075
Queenston Mining Inc.(a)	1,690	5,955
Rainy River Resources Ltd.(a)	2,000	8,689
Romarco Minerals Inc.(a)	13,200	8,029

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA SMALL CAP INDEX FUND

May 31, 2012

Rubicon Minerals Corp.(a)	6,491	17,860
Sabina Gold & Silver Corp.(a)	3,279	7,218
San Gold Corp.(a)	7,069	9,759
Seabridge Gold Inc.(a)	739	11,423
SEMAFO Inc.	6,170	31,273
Silver Standard Resources Inc.(a)	1,825	20,068
Silvercorp Metals Inc.	3,856	23,453
Tahoe Resources Inc.(a)	1,945	31,509
Tanzanian Royalty Exploration Corp.(a)	2,148	7,694
Taseko Mines Ltd.(a)	4,442	11,622
Thompson Creek Metals Co. Inc.(a)	3,969	13,641
Torex Gold Resources Inc.(a)	9,703	17,143
Uranium One Inc.(a)	10,817	24,959
Yukon-Nevada Gold Corp.(a)	13,460	3,574

		989,543
OIL & GAS—14.96%
Advantage Oil & Gas Ltd.(a)	3,766	10,435
Angle Energy Inc.(a)	1,724	6,791
Bankers Petroleum Ltd.(a)	5,609	11,155
Bellatrix Exploration Ltd.(a)	2,428	7,806
Birchcliff Energy Ltd.(a)	2,234	13,351
BlackPearl Resources Inc.(a)	6,437	23,864
BNK Petroleum Inc.(a)(b)	3,018	2,040
Bonterra Energy Corp.	355	15,958
C&C Energia Ltd.(a)	1,034	6,768
Canacol Energy Ltd.	15,000	9,703
Celtic Exploration Ltd.(a)	2,015	24,122
Cequence Energy Ltd.(a)	2,400	2,827
Connacher Oil and Gas Ltd.(a)	10,096	4,971
Crew Energy Inc.(a)	2,319	13,030
Ensign Energy Services Inc.	2,943	37,363
Fairborne Energy Ltd.(a)	1,822	2,938
Freehold Royalties Ltd.	1,040	17,862
Guide Exploration Ltd.(a)	2,300	3,508
Ithaca Energy Inc.	6,215	11,400
Ivanhoe Energy Inc.(a)(b)	6,498	5,081
Legacy Oil & Gas Inc. Class A(a)	2,914	20,650
Longview Oil Corp.	602	4,748
NAL Energy Corp.	3,422	20,814
Niko Resources Ltd.	1,129	33,353
NuVista Energy Ltd.(a)	1,800	5,908
Pace Oil & Gas Ltd.(a)	1,050	3,295
Paramount Resources Ltd. Class A(a)	1,063	27,832
Parex Resources Inc.(a)	2,600	14,684
Parkland Fuel Corp.	1,464	19,872
PetroBakken Energy Ltd. Class A	1,694	18,693
Petrobank Energy and Resources Ltd.(a)	2,285	23,781
Petrominerales Ltd.	2,247	29,937
Peyto Exploration & Development Corp.	3,006	50,555
Secure Energy Services Inc.(a)	2,064	16,738
Southern Pacific Resource Corp.(a)	7,684	11,276
Sprott Resource Corp.(a)	2,031	7,804
Surge Energy Inc.(a)	1,700	13,228
Tag Oil Ltd.	1,100	9,930
TransGlobe Energy Corp.(a)	1,712	17,702
Trilogy Energy Corp.	1,227	30,183
Twin Butte Energy Ltd.	4,400	11,087
Westfire Energy Ltd.(a)	1,200	5,433
Whitecap Resources Inc.(a)	2,702	20,165
Zargon Oil & Gas Ltd.	629	6,133

		654,774

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA SMALL CAP INDEX FUND

May 31, 2012

OIL & GAS SERVICES—6.35%
Calfrac Well Services Ltd.	743	16,434
Canadian Energy Services & Technology Corp.	1,063	11,217
Canyon Services Group Inc.	1,163	12,081
Enerflex Ltd.	1,750	17,993
Gasfrac Energy Services Inc.(a)	1,447	5,812
Mullen Group Ltd.	1,859	38,336
Pason Systems Inc.	1,481	21,519
Poseidon Concepts Corp.	1,700	23,634
Savanna Energy Services Corp.	1,918	14,721
ShawCor Ltd. Class A	1,307	42,776
Total Energy Services Inc.	673	9,564
Trican Well Service Ltd.	3,320	39,232
Trinidad Drilling Ltd.	2,732	15,034
Western Energy Services Corp.	1,300	9,664

		278,017
PACKAGING & CONTAINERS—0.49%
CCL Industries Inc. Class B	602	21,493

		21,493
PHARMACEUTICALS—0.46%
Atrium Innovations Inc.(a)	620	6,794
Paladin Labs Inc.(a)	313	13,447

		20,241
PIPELINES—3.39%
AltaGas Ltd.	2,020	56,165
Gibson Energy Inc.	2,200	44,688
Veresen Inc.	3,782	47,394

		148,247
REAL ESTATE—1.04%
First Capital Realty Inc.	1,855	32,451
Killam Properties Inc.	1,060	13,099

		45,550
REAL ESTATE INVESTMENT TRUSTS—6.69%
Allied Properties Real Estate Investment Trust	574	15,921
Artis Real Estate Investment Trust	1,119	16,831
Boardwalk Real Estate Investment Trust	529	29,964
Calloway Real Estate Investment Trust	1,233	34,402
Canadian Apartment Properties Real Estate Investment Trust	943	21,895
Canadian Real Estate Investment Trust	764	29,024
Chartwell Seniors Housing Real Estate Investment Trust	1,675	15,654
Cominar Real Estate Investment Trust	1,149	26,290
Crombie Real Estate Investment Trust	502	7,027
Dundee International Real Estate Investment Trust	600	5,671
Dundee Real Estate Investment Trust	936	32,550
Extendicare Real Estate Investment Trust	938	7,263
InnVest Real Estate Investment Trust	1,021	4,633
Morguard Real Estate Investment Trust	639	10,210
Northern Property Real Estate Investment Trust	326	10,150
NorthWest Healthcare Properties Real Estate Investment Trust	442	5,552
Primaris Retail Real Estate Investment Trust	892	19,686

		292,723

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA SMALL CAP INDEX FUND

May 31, 2012

RETAIL—4.70%
Brick Ltd. (The)(a)	1,395	5,293
Dollarama Inc.	1,429	78,900
Harry Winston Diamond Corp.(a)(b)	1,779	22,018
Jean Coutu Group PJC Inc. (The)	2,141	32,162
Liquor Stores N.A. Ltd.	461	7,967
Reitmans Canada Ltd. Class A	1,163	15,719
RONA Inc.	2,875	27,007
Superior Plus Corp.	2,509	16,593

		205,659
SEMICONDUCTORS—0.31%
Wi-Lan Inc.	2,763	13,498

		13,498
TELECOMMUNICATIONS—0.57%
EXFO Inc.(a)	576	3,387
Manitoba Telecom Services Inc.	494	16,082
Sierra Wireless Inc.(a)	634	5,692

		25,161
TRANSPORTATION—0.92%
Student Transportation Inc.	1,505	9,982
TransForce Inc.	1,728	30,262

		40,244

TOTAL COMMON STOCKS
(Cost: $5,016,917)		4,376,390

SHORT-TERM INVESTMENTS—0.83%

MONEY MARKET FUNDS—0.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	33,469	33,469
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%(c)(d)(e)	2,435	2,435
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	478	478

		36,382

TOTAL SHORT-TERM INVESTMENTS
(Cost: $36,382)		36,382

TOTAL INVESTMENTS IN SECURITIES—100.83%
(Cost: $5,053,299)		4,412,772
Other Assets, Less Liabilities—(0.83)%		(36,444)

NET ASSETS—100.00%		$4,376,328

NVS	- Non-Voting Shares

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA SMALL CAP INDEX FUND

May 31, 2012

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI CHINA INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—99.22%

AEROSPACE & DEFENSE—0.12%
AviChina Industry & Technology Co. Ltd. Class H	1,164,000	$452,950

		452,950
AGRICULTURE—0.20%
China Agri-Industries Holdings Ltd.(a)	1,067,000	768,541

		768,541
AIRLINES—0.34%
Air China Ltd. Class H(b)	1,358,000	829,409
China Southern Airlines Co. Ltd. Class H(b)	1,164,000	496,446

		1,325,855
AUTO MANUFACTURERS—2.31%
Brilliance China Automotive Holdings Ltd.(a)(b)	1,552,000	1,521,833
BYD Co. Ltd. Class H(a)(b)	339,500	690,299
Dah Chong Hong Holdings Ltd.(a)	485,000	461,200
Dongfeng Motor Group Co. Ltd. Class H(b)	1,746,000	2,969,675
Geely Automobile Holdings Ltd.(a)	2,425,000	878,029
Great Wall Motor Co. Ltd. Class H	679,000	1,394,597
Guangzhou Automobile Group Co. Ltd. Class H(b)	1,358,000	1,151,374

		9,067,007
AUTO PARTS & EQUIPMENT—0.33%
Weichai Power Co. Ltd. Class H(b)	291,000	1,284,234

		1,284,234
BANKS—24.64%
Agricultural Bank of China Ltd. Class H	13,871,000	5,612,135
Bank of China Ltd. Class H	48,694,000	18,760,195
Bank of Communications Co. Ltd. Class H	4,753,200	3,086,792
China CITIC Bank Corp. Ltd. Class H	4,753,800	2,462,395
China Construction Bank Corp. Class H	46,657,000	32,343,707
China Merchants Bank Co. Ltd. Class H(b)	2,522,000	4,867,967
China Minsheng Banking Corp. Ltd. Class H	3,346,500	3,195,213
Chongqing Rural Commercial Bank Co. Ltd. Class H	1,552,000	661,927
Industrial and Commercial Bank of China Ltd. Class H	42,195,000	25,662,189

		96,652,520
BEVERAGES—0.31%
Tsingtao Brewery Co. Ltd. Class H(b)	194,000	1,216,117

		1,216,117
BUILDING MATERIALS—1.94%
Anhui Conch Cement Co. Ltd. Class H(a)(b)	824,500	2,539,097
BBMG Corp. Class H	727,500	578,374
China National Building Material Co. Ltd. Class H	1,940,000	2,354,742
China Resources Cement Holdings Ltd.	1,164,000	851,907
China Shanshui Cement Group Ltd.(a)	1,164,000	928,398

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA INDEX FUND

May 31, 2012

CSG Holding Co. Ltd. Class B	475,300	342,963

		7,595,481
CHEMICALS—0.91%
China BlueChemical Ltd. Class H(b)	1,164,000	803,912
Dongyue Group Ltd.(a)	679,000	439,202
Huabao International Holdings Ltd.(a)	1,245,000	526,179
Kingboard Chemical Holdings Co. Ltd.(a)	388,000	837,908
Sinopec Shanghai Petrochemical Co. Ltd. Class H	1,552,000	445,951
Yingde Gases Group Co. Ltd.(a)(b)	582,000	531,692

		3,584,844
COAL—3.83%
China Coal Energy Co. Class H	2,619,000	2,426,359
China Shenhua Energy Co. Ltd. Class H	2,182,500	7,691,345
Inner Mongolia Yitai Coal Co. Ltd. Class B	378,349	1,974,982
Shougang Fushan Resources Group Ltd.(a)	1,940,000	642,429
Yanzhou Coal Mining Co. Ltd. Class H(b)	1,358,000	2,285,250

		15,020,365
COMMERCIAL SERVICES—0.36%
Jiangsu Expressway Co. Ltd. Class H(b)	776,000	738,919
Zhejiang Expressway Co. Ltd. Class H	970,000	667,427

		1,406,346
COMPUTERS—0.88%
Lenovo Group Ltd.(a)	4,074,000	3,464,620

		3,464,620
DIVERSIFIED FINANCIAL SERVICES—0.85%
China Everbright Ltd.(a)	582,000	776,915
CITIC Securities Co. Ltd. Class H(b)	388,000	791,913
COSCO Pacific Ltd.	970,000	1,189,870
Far East Horizon Ltd.(b)	873,000	589,435

		3,348,133
ELECTRIC—1.05%
China Resources Power Holdings Co. Ltd.	1,164,000	2,105,769
Datang International Power Generation Co. Ltd. Class H(b)	1,940,000	669,927
Huaneng Power International Inc. Class H(b)	2,134,000	1,355,601

		4,131,297
ELECTRICAL COMPONENTS & EQUIPMENT—0.34%
Dongfang Electric Corp. Ltd. Class H	213,400	498,246
Zhuzhou CSR Times Electric Co. Ltd. Class H(b)	291,000	847,407

		1,345,653
ENERGY - ALTERNATE SOURCES—0.50%
China Longyuan Power Group Corp. Ltd. Class H(a)	1,358,000	831,159
GCL-Poly Energy Holdings Ltd.(a)	4,656,000	1,121,877

		1,953,036
ENGINEERING & CONSTRUCTION—1.73%
Beijing Capital International Airport Co. Ltd. Class H	1,164,000	733,420

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA INDEX FUND

May 31, 2012

China Communications Construction Co. Ltd. Class H(b)	2,910,000	2,737,200
China Railway Construction Corp. Ltd. Class H	1,261,000	979,768
China Railway Group Ltd. Class H	2,619,000	1,012,389
China State Construction International Holdings Ltd.(a)	970,000	886,153
Metallurgical Corp. of China Ltd. Class H(a)(b)	1,940,000	427,453

		6,776,383
FOOD—2.88%
China Mengniu Dairy Co. Ltd.(a)	776,000	2,124,767
China Yurun Food Group Ltd.(a)	873,000	893,152
Tingyi (Cayman Islands) Holding Corp.(a)	1,358,000	3,223,147
Uni-President China Holdings Ltd.	679,000	598,435
Want Want China Holdings Ltd.(a)	3,880,000	4,444,513

		11,284,014
FOREST PRODUCTS & PAPER—0.29%
Lee & Man Paper Manufacturing Ltd.(a)	1,067,000	468,823
Nine Dragons Paper (Holdings) Ltd.	1,067,000	669,552

		1,138,375
GAS—1.19%
Beijing Enterprises Holdings Ltd.(a)	339,500	1,948,849
China Resources Gas Group Ltd.(a)	388,000	738,919
ENN Energy Holdings Ltd.(a)(b)	516,000	1,994,627

		4,682,395
HEALTH CARE - PRODUCTS—1.49%
Hengan International Group Co. Ltd.(a)	485,000	4,640,117
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,164,000	1,193,869

		5,833,986
HOLDING COMPANIES - DIVERSIFIED—0.60%
China Merchants Holdings (International) Co. Ltd.	776,000	2,354,742

		2,354,742
HOME FURNISHINGS—0.17%
Haier Electronics Group Co. Ltd.(a)(b)	582,000	684,675

		684,675
INSURANCE—6.57%
China Life Insurance Co. Ltd. Class H	4,850,000	11,386,253
China Pacific Insurance (Group) Co. Ltd. Class H	1,125,200	3,349,133
China Taiping Insurance Holdings Co. Ltd.(b)	523,800	873,354
PICC Property and Casualty Co. Ltd. Class H	1,747,200	1,942,872
Ping An Insurance (Group) Co. of China Ltd. Class H	1,115,500	8,214,413

		25,766,025
INTERNET—4.94%
Alibaba.com Ltd.(b)	727,500	1,257,987
Tencent Holdings Ltd.(a)	659,600	18,137,014

		19,395,001
IRON & STEEL—0.46%
Angang Steel Co. Ltd. Class H(a)(b)	776,000	444,951

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA INDEX FUND

May 31, 2012

CITIC Pacific Ltd.(a)	873,000	1,345,353

		1,790,304
MACHINERY—0.96%
CSR Corp Ltd. Class H(b)	1,261,000	970,019
Lonking Holdings Ltd.(a)	1,261,000	391,582
Sany Heavy Equipment International Holdings Co. Ltd.(a)	582,000	353,961
Shanghai Electric Group Co. Ltd. Class H	1,746,000	785,164
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H(a)	853,760	1,251,898

		3,752,624
MANUFACTURING—0.26%
China International Marine Containers (Group) Co. Ltd. Class B	356,300	468,281
Fosun International Ltd.	1,018,500	557,752

		1,026,033
METAL FABRICATE & HARDWARE—0.10%
China Zhongwang Holdings Ltd.(b)	1,008,800	393,857

		393,857
MINING—1.38%
Aluminum Corp. of China Ltd. Class H(a)(b)	2,522,000	1,091,880
China Molybdenum Co. Ltd. Class H(b)	68,413	26,445
Jiangxi Copper Co. Ltd. Class H	873,000	1,835,799
Minmetals Resources Ltd.(b)	1,164,000	499,445
Zhaojin Mining Industry Co. Ltd. Class H	582,000	685,425
Zijin Mining Group Co. Ltd. Class H(b)	4,074,000	1,291,359

		5,430,353
OIL & GAS—13.16%
China Petroleum & Chemical Corp. Class H	10,864,000	9,672,940
CNOOC Ltd.	11,543,000	20,882,213
Kunlun Energy Co. Ltd.(a)	2,134,000	3,646,101
PetroChina Co. Ltd. Class H	13,774,000	17,428,591

		51,629,845
OIL & GAS SERVICES—0.34%
China Oilfield Services Ltd. Class H	970,000	1,347,352

		1,347,352
PHARMACEUTICALS—0.39%
Sihuan Pharmaceutical Holdings Group Ltd.(a)	1,164,000	398,956
Sinopharm Group Co. Ltd. Class H(b)	504,400	1,142,575

		1,541,531
PIPELINES—0.25%
China Gas Holdings Ltd.(a)	1,940,000	959,895

		959,895
REAL ESTATE—5.52%
Agile Property Holdings Ltd.	970,000	1,126,127
China Overseas Land & Investment Ltd.	2,716,000	5,676,378
China Resources Land Ltd.(a)	1,358,000	2,561,719
China Vanke Co. Ltd. Class B(b)	807,803	1,057,523

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA INDEX FUND

May 31, 2012

Country Garden Holdings Co. Ltd.(a)(b)	2,946,870	1,104,955
Evergrande Real Estate Group Ltd.(a)(b)	3,395,000	1,863,546
Franshion Properties (China) Ltd.(a)	1,940,000	569,938
Guangzhou R&F Properties Co. Ltd. Class H(a)	582,000	766,416
Longfor Properties Co. Ltd.(a)	824,500	1,279,110
Poly (Hong Kong) Investments Ltd.(a)(b)	1,261,000	612,558
Renhe Commercial Holdings Co. Ltd.(a)	422,016	21,207
Shanghai Industrial Holdings Ltd.(a)	291,000	813,661
Shimao Property Holdings Ltd.(a)	873,000	1,169,872
Shui On Land Ltd.(a)	1,649,000	652,303
Sino-Ocean Land Holdings Ltd.	1,794,500	737,607
SOHO China Ltd.	1,309,500	887,528
Yuexiu Property Co. Ltd.(a)	3,104,000	747,918

		21,648,366
RETAIL—4.12%
Anta Sports Products Ltd.(a)	582,000	476,948
Belle International Holdings Ltd.(a)	3,007,000	4,827,721
Bosideng International Holdings Ltd.	1,552,000	357,961
China Resources Enterprise Ltd.(a)	776,000	2,454,731
China ZhengTong Auto Services Holdings Ltd.(a)(b)	582,000	363,710
Daphne International Holdings Ltd.	582,000	626,931
Golden Eagle Retail Group Ltd.(a)	388,000	847,907
GOME Electrical Appliances Holdings Ltd.(a)	6,499,000	1,021,638
Hengdeli Holdings Ltd.(a)	1,552,000	455,950
Intime Department Store Group Co. Ltd.(a)	630,500	655,616
Parkson Retail Group Ltd.(a)	921,500	916,650
Shanghai Pharmaceuticals Holding Co. Ltd. Class H(b)	320,100	388,945
Sun Art Retail Group Ltd.(a)	1,212,500	1,487,337
Wumart Stores Inc. Class H(b)	291,000	641,180
Zhongsheng Group Holdings Ltd.(a)	388,000	624,931

		16,148,156
SHIPBUILDING—0.14%
China Rongsheng Heavy Industries Group Holdings Ltd.	2,037,000	559,064

		559,064
TELECOMMUNICATIONS—12.65%
China Communications Services Corp. Ltd. Class H(b)	1,416,800	706,497
China Mobile Ltd.(a)	3,928,500	39,736,272
China Telecom Corp. Ltd. Class H(b)	8,924,000	4,093,552
China Unicom (Hong Kong) Ltd.	3,104,000	4,263,533
ZTE Corp. Class H(a)	407,400	807,361

		49,607,215
TRANSPORTATION—0.46%
China COSCO Holdings Co. Ltd. Class H(a)	1,649,000	790,414
China Shipping Container Lines Co. Ltd. Class H(a)(b)	2,425,000	609,308
China Shipping Development Co. Ltd. Class H	776,000	419,954

		1,819,676
WATER—0.26%
Guangdong Investment Ltd.(a)	1,552,000	1,027,887

		1,027,887

TOTAL COMMON STOCKS
(Cost: $431,887,673)		389,214,753

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA INDEX FUND

May 31, 2012

SHORT-TERM INVESTMENTS—7.78%

MONEY MARKET FUNDS—7.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	28,414,746	28,414,746
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%(c)(d)(e)	2,067,537	2,067,537
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	22,541	22,541

		30,504,824

TOTAL SHORT-TERM INVESTMENTS
(Cost: $30,504,824)		30,504,824

TOTAL INVESTMENTS IN SECURITIES—107.00%
(Cost: $462,392,497)		419,719,577
Other Assets, Less Liabilities—(7.00)%		(27,468,991)

NET ASSETS—100.00%		$392,250,586

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—99.64%

ADVERTISING—0.09%
SinoMedia Holding Ltd.(a)	36,000	$14,096

		14,096
AEROSPACE & DEFENSE—0.11%
AVIC International Holding HK Ltd.(b)	702,000	16,908

		16,908
AGRICULTURE—0.70%
Asian Citrus Holdings Ltd.(a)	171,000	85,896
China Green Holdings Ltd.(a)	108,000	22,117

		108,013
AIRLINES—0.26%
Shandong Airlines Co. Ltd. Class B	30,600	39,491

		39,491
APPAREL—2.56%
China Lilang Ltd.(a)	90,000	67,349
China Outfitters Holdings Ltd.	135,172	26,811
Hosa International Ltd.	59,166	14,479
Luthai Textile Co. Ltd. Class B	74,700	65,232
Peak Sport Products Co. Ltd.(a)	135,000	23,821
Shenzhou International Group Holdings Ltd.(a)(b)	99,000	175,965
Texhong Textile Group Ltd.(a)	54,000	20,935

		394,592
AUTO MANUFACTURERS—0.28%
Qingling Motors Co. Ltd. Class H(b)	162,000	43,609

		43,609
AUTO PARTS & EQUIPMENT—1.30%
Double Coin Holdings Ltd. Class B	54,000	30,888
Minth Group Ltd.(a)	144,000	168,778

		199,666
BEVERAGES—1.41%
Besunyen Holdings Co Ltd	153,000	13,203
China Huiyuan Juice Group Ltd.(a)	130,500	40,844
China Tontine Wines Group Ltd.	234,000	22,001
Dynasty Fine Wines Group Ltd.	72,000	12,148
Kingway Brewery Holdings Ltd.	180,000	60,742
Tibet 5100 Water Resources Holdings Ltd.(a)(b)	234,000	50,031
Yantai North Andre Juice Co. Ltd. Class H(b)	405,000	18,518

		217,487

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

May 31, 2012

BIOTECHNOLOGY— 0.48%
Global Bio-Chem Technology Group Co. Ltd.(a)	432,000	73,446

		73,446
BUILDING MATERIALS—2.39%
Asia Cement China Holdings Corp.(a)	99,000	42,079
China Fangda Group Co. Ltd. Class B(b)	66,600	23,246
China Glass Holdings Ltd.	126,000	18,338
China Singyes Solar Technologies Holdings Ltd.(a)	86,400	38,392
Luoyang Glass Co. Ltd. Class H(b)	54,000	10,572
SYP Glass Group Co. Ltd. Class B	32,400	17,302
TCC International Holdings Ltd.	176,829	48,056
West China Cement Ltd.	468,000	106,692
Yuanda China Holdings Ltd.(a)	522,000	63,199

		367,876
CHEMICALS—2.96%
Billion Industrial Holdings Ltd.(a)	121,500	65,569
China Lumena New Materials Corp.(a)	594,000	107,109
China Sanjiang Fine Chemicals Co. Ltd.	117,000	32,851
Fufeng Group Ltd.	171,000	62,770
Hubei Sanonda Co. Ltd. Class B(b)	53,100	20,860
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B(b)	86,400	47,088
Sinofert Holdings Ltd.	450,000	77,666
Yip’s Chemical Holdings Ltd.	54,000	41,661

		455,574
COAL—0.94%
Hidili Industry International Development Ltd.(a)(b)	225,000	68,972
Loudong General Nice Resources China Holdings Ltd.(b)	243,000	16,588
Winsway Coking Coal Holding Ltd.	324,000	59,257

		144,817
COMMERCIAL SERVICES—3.54%
AMVIG Holdings Ltd.	108,000	50,773
Anhui Expressway Co. Ltd. Class H	108,000	47,712
Anxin-China Holdings Ltd.	432,000	80,680
Global Energy Resources International Group Ltd.(b)	1,440,000	15,394
Guangdong Provincial Expressway Development Co. Ltd. Class B	77,400	25,720
Jinzhou Port Co. Ltd. Class B	49,500	23,661
Shenzhen Chiwan Wharf Holdings Ltd. Class B	27,000	34,358
Shenzhen Expressway Co. Ltd. Class H(b)	162,000	60,927
Shenzhen International Holdings Ltd.(a)	1,980,000	121,135
Xiamen International Port Co. Ltd. Class H(b)	216,000	25,039
Yuexiu Transport Infrastructure Ltd.(a)	126,000	60,208

		545,607
COMPUTERS—0.87%
CITIC 21CN Co. Ltd.(a)(b)	468,000	23,810
Great Wall Technology Co. Ltd. Class H(b)	90,000	18,547
Ju Teng International Holdings Ltd.	180,000	41,499
PAX Global Technology Ltd.(b)	81,000	12,102
TPV Technology Ltd.	162,000	37,975

		133,933

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

May 31, 2012

COSMETICS & PERSONAL CARE—1.70%
BaWang International (Group) Holding Ltd.(b)	234,000	21,097
Magic Holdings International Ltd.	108,800	37,836
Prince Frog International Holdings Ltd.(a)	90,000	41,731
Vinda International Holdings Ltd.(a)	99,000	161,684

		262,348
DISTRIBUTION & WHOLESALE—2.35%
China Haidian Holdings Ltd.	378,000	42,844
Digital China Holdings Ltd.	162,000	262,904
Goldlion Holdings Ltd.	72,000	27,913
Inspur International Ltd.	540,000	16,344
Shanghai Material Trading Co. Ltd. Class B(b)	19,800	11,603

		361,608
DIVERSIFIED FINANCIAL SERVICES—0.29%
Credit China Holdings Ltd.	216,000	18,362
Min Xin Holdings Ltd.	54,000	26,777

		45,139
ELECTRIC—2.25%
China Datang Corp. Renewable Power Co. Ltd. Class H(a)	522,000	70,595
China Power International Development Ltd.(a)	387,000	80,749
China Power New Energy Development Co. Ltd.(a)(b)	900,000	39,992
Huadian Energy Co. Ltd. Class B(b)	97,200	27,799
Tianjin Development Holdings Ltd.(b)	108,000	51,746
Zhejiang Southeast Electric Power Co. Ltd. Class B	146,700	75,551

		346,432
ELECTRICAL COMPONENTS & EQUIPMENT—3.32%
Boer Power Holdings Ltd.(b)	54,000	18,779
Chaowei Power Holdings Ltd.	90,000	44,049
China High Speed Transmission Equipment Group Co. Ltd.(a)	243,000	100,154
Foshan Electrical and Lighting Co. Ltd. Class B	47,700	38,398
Harbin Electric Co. Ltd. Class H	144,000	139,659
Leoch International Technology Ltd.	81,000	19,405
NVC Lighting Holdings Ltd.	279,000	63,964
Tianneng Power International Ltd.(a)	144,000	76,970
Trony Solar Holdings Co. Ltd.	135,000	10,259

		511,637
ELECTRONICS—2.28%
Catic Shenzhen Holdings Ltd. Class H	50,166	19,126
China Automation Group Ltd.(a)	144,000	37,465
Hi Sun Technology (China) Ltd.(b)	378,000	43,817
Kingboard Laminates Holdings Ltd.(a)	229,500	83,948
Regent Manner International Holdings Ltd.	126,000	23,045
Shenzhen SEG Co. Ltd. Class B(b)(c)	69,300	6,761
Shijiazhuang Baoshi Electronic Glass Co. Ltd. Class B(b)	20,700	16,317
SVA Electron Co. Ltd. Class B(b)	60,300	23,939
Tech Pro Technology Development Ltd.(b)	144,000	56,568
Wasion Group Holdings Ltd.(a)	108,000	40,479

		351,465

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

May 31, 2012

ENERGY - ALTERNATE SOURCES—0.41%
Beijing Jingneng Clean Energy Co. Ltd.	64,528	13,963
China Suntien Green Energy Corp. Ltd. Class H(b)	279,000	49,949

		63,912
ENGINEERING & CONSTRUCTION—0.17%
Hainan Meilan International Airport Co. Ltd. Class H	27,000	15,649
Richly Field China Development Ltd.(b)	900,000	10,201

		25,850
ENTERTAINMENT—0.89%
ChinaVision Media Group Ltd.	324,000	11,893
REXLot Holdings Ltd.(a)	1,350,000	106,066
SMI Corp. Ltd.(b)	576,000	18,547

		136,506
ENVIRONMENTAL CONTROL—4.22%
Asia Energy Logistics Group Ltd.(b)	1,350,000	21,213
Beijing Enterprises Water Group Ltd.(a)(b)	684,000	141,838
Chiho-Tiande Group Ltd.	72,000	37,836
China Everbright International Ltd.(a)	405,000	182,051
China Metal Recycling Holdings Ltd.(a)(b)	124,200	113,897
China Water Affairs Group Ltd.	252,000	63,292
Dongjiang Environmental Co. Ltd. Class H(b)	7,200	29,211
Interchina Holdings Co. Ltd.(b)	720,000	42,658
Tianjin Capital Environmental Protection Group Co. Ltd. Class H	72,000	17,620

		649,616
FOOD—2.81%
Ausnutria Dairy Corp. Ltd.(b)(c)	81,000	11,424
Beijing Jingkelong Co. Ltd. Class H	36,000	26,754
China Corn Oil Co. Ltd.	54,000	27,195
China Lifestyle Food and Beverages Group Ltd.(b)	50,748	16,798
China Modern Dairy Holdings Ltd.(b)	423,000	108,964
China Starch Holdings Ltd.(a)	540,000	17,388
DaChan Food Asia Ltd.(a)	90,000	16,113
Daqing Dairy Holdings Ltd.(a)(b)(c)	108,000	17,527
Global Sweeteners Holdings Ltd.(b)	126,000	8,114
Heng Tai Consumables Group Ltd.(a)(b)	1,036,925	25,375
Lianhua Supermarket Holdings Co. Ltd. Class H	81,000	90,660
Shanghai Dajiang Group Stock Co. Ltd. Class B(b)	73,800	24,723
Xiwang Sugar Holdings Co. Ltd.	90,000	9,853
Yashili International Holdings Ltd.(b)	189,000	32,376

		433,264
FOREST PRODUCTS & PAPER—0.90%
China Forestry Holdings Ltd.(c)	306,000	29,067
Qunxing Paper Holdings Co. Ltd.(b)(c)	148,000	10,389
Shandong Chenming Paper Holdings Ltd. Class B	117,023	55,014
Shandong Chenming Paper Holdings Ltd. Class H(b)	72,000	31,437
Youyuan International Holdings Ltd.	63,000	13,470

		139,377
GAS—0.71%
Binhai Investment Co. Ltd.(b)	360,000	16,692

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

May 31, 2012

Towngas China Co. Ltd.(a)(b)	135,000	93,373

		110,065
HAND & MACHINE TOOLS—0.26%
Chongqing Machinery & Electric Co. Ltd. Class H(b)	234,000	40,085

		40,085
HEALTH CARE - PRODUCTS—1.20%
China Medical System Holdings Ltd.(a)	213,300	90,660
Golden Meditech Holdings Ltd.(b)	324,000	33,385
Microport Scientific Corp.(b)	90,000	39,412
Trauson Holdings Co. Ltd.	63,000	21,016

		184,473
HOLDING COMPANIES - DIVERSIFIED—1.73%
C C Land Holdings Ltd.(a)	279,000	64,683
China Chengtong Development Group Ltd.(b)	288,000	10,757
China Merchants China Direct Investments Ltd.	18,000	23,415
CITIC Resources Holdings Ltd.(b)	612,200	96,198
Sino Union Energy Investment Group Ltd.(b)	900,000	71,870

		266,923
HOME BUILDERS—0.24%
Baoye Group Co. Ltd. Class H(b)	72,000	37,094

		37,094
HOME FURNISHINGS—2.64%
Chigo Holding Ltd.(b)	648,000	17,610
Hefei Meiling Co. Ltd. Class B	25,280	13,122
Hisense Kelon Electrical Holdings Co. Ltd. Class H(b)	90,000	18,199
Konka Group Co. Ltd. Class B	65,700	20,055
Royale Furniture Holdings Ltd.(a)	91,250	20,568
Skyworth Digital Holdings Ltd.	378,000	166,993
TCL Multimedia Technology Holdings Ltd.	108,000	64,265
Tsann Kuen China Enterprise Co. Ltd. Class B(b)	129,600	20,698
Welling Holding Ltd.(a)(b)	217,600	33,632
Wuxi Little Swan Co. Ltd. Class B	27,000	31,507

		406,649
HOUSEHOLD PRODUCTS & WARES—0.51%
Biostime International Holdings Ltd.(a)	31,500	79,033

		79,033
INTERNET—0.19%
Pacific Online Ltd.	81,900	28,798

		28,798
IRON & STEEL—1.61%
China Nickel Resources Holding Co. Ltd.(a)(b)	126,000	8,601
China Vanadium Titano-Magnetite Mining Co. Ltd.(a)	207,000	35,726
Chongqing Iron & Steel Co. Ltd. Class H(b)	126,000	22,396
Da Ming International Holdings Ltd.(a)	72,000	12,148
Shougang Concord International Enterprises Co. Ltd.(a)(b)	972,000	43,191
Tiangong International Co. Ltd.(a)	216,000	45,904
Xingda International Holdings Ltd.(a)	180,000	64,683

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

May 31, 2012

Xiwang Special Steel Co. Ltd.	72,209	14,974

		247,623
LEISURE TIME—1.41%
China Travel International Investment Hong Kong Ltd.	630,000	117,658
Huangshan Tourism Development Co. Ltd. Class B(b)	31,500	39,564
Jinan Qingqi Motorcycle Co. Ltd. Class B(b)(c)	53,100	11,669
Jinshan Development & Construction Co. Ltd. Class B(b)	39,600	18,533
Shanghai Jinjiang International Travel Co. Ltd. Class B	14,400	16,401
Zhonglu Co. Ltd. Class B(b)	18,000	13,194

		217,019
LODGING—0.55%
Shanghai Jin Jiang International Hotels Group Co. Ltd. Class H(b)	288,000	37,094
Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	34,200	47,196

		84,290
MACHINERY—4.71%
Changchai Co. Ltd. Class B(b)	35,100	16,320
China High Precision Automation Group Ltd.(a)(c)	135,000	20,692
China National Materials Co. Ltd. Class H	225,000	71,870
China Textile Machinery Co. Ltd. Class B(b)	22,500	10,193
Dalian Refrigeration Co. Ltd. Class B	18,900	11,222
First Tractor Co. Ltd. Class H(b)	90,000	79,752
Good Friend International Holdings Inc.	36,000	16,368
Haitian International Holdings Ltd.(a)	126,000	129,991
Hangzhou Steam Turbine Co. Ltd. Class B	49,520	64,674
Honghua Group Ltd.	207,000	34,660
Huangshi Dongbei Electrical Appliance Co. Class B	22,500	15,187
Jingwei Textile Machinery Co. Ltd. Class H(b)	36,000	20,216
SGSB Group Co. Ltd. Class B(b)	54,000	26,946
Shandong Molong Petroleum Machinery Co. Ltd. Class H	28,800	18,399
Shanghai Automation Instrumentation Co. Ltd. Class B(b)	25,200	15,019
Shanghai Diesel Engine Co. Ltd. Class B	44,100	47,716
Shanghai Erfangji Co. Ltd. Class B(b)	51,300	18,981
Shanghai Highly Group Co. Ltd. Class B(b)	63,000	35,469
Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	45,000	48,600
Shanghai Prime Machinery Co. Ltd. Class H(b)	162,000	23,161

		725,436
MANUFACTURING—0.38%
China Aerospace International Holdings Ltd.(b)	432,000	34,498
Sunny Optical Technology Group Co Ltd.	81,000	24,621

		59,119
MEDIA—0.77%
Phoenix Satellite Television Holdings Ltd.	216,000	59,536
VODone Ltd.(a)	594,000	58,910

		118,446
METAL FABRICATE & HARDWARE—0.43%
Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.	81,000	27,229
Shengli Oil & Gas Holdings Ltd.	229,500	24,239
Wafangdian Bearing Co. Ltd. Class B	18,900	14,095

		65,563

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

May 31, 2012

MINING— 3.44%
CGN Mining Co. Ltd.(b)	270,000	31,298
China Kingstone Mining Holdings Ltd.(b)	189,000	8,277
China Mining Resources Group Ltd.(b)(c)	1,638,000	11,920
China Precious Metal Resources Holdings Co. Ltd.(a)(b)	558,000	94,149
China Qinfa Group Ltd.(a)(b)	144,000	22,998
China Rare Earth Holdings Ltd.(b)	234,000	54,250
CITIC Dameng Holdings Ltd.(a)(b)	207,000	24,795
Hunan Nonferrous Metal Corp. Ltd. Class H(b)	342,000	101,313
Lingbao Gold Co. Ltd. Class H	54,000	25,804
North Mining Shares Co. Ltd.(b)	1,530,000	56,163
Real Gold Mining Ltd.(a)(c)	126,000	35,946
Vitar International Holdings Ltd.(b)	365,000	29,617
Xinjiang Xinxin Mining Industry Co. Ltd. Class H	144,000	33,941

		530,471
OIL & GAS—1.30%
MIE Holdings Corp.(a)	180,000	45,208
Sino Oil And Gas Holdings Ltd.(a)(b)	1,935,000	49,596
United Energy Group Ltd.(a)(b)	691,173	105,937

		200,741
OIL & GAS SERVICES—1.38%
Anhui Tianda Oil Pipe Co. Ltd. Class H	54,000	8,416
Anton Oilfield Services Group(a)	198,000	30,092
CIMC Enric Holdings Ltd.	54,000	28,516
Hilong Holding Ltd.(a)	126,000	28,725
Shenzhen Chiwan Petroleum Supply Base Co. Class B	14,400	17,397
Sinopec Kantons Holdings Ltd.(a)	144,000	99,041

		212,187
PACKAGING & CONTAINERS—0.66%
CPMC Holdings Ltd.	54,000	33,037
Greatview Aseptic Packaging Co. Ltd.(b)	99,000	48,454
Overseas Chinese Town Asia Holdings Ltd.	54,000	20,587

		102,078
PHARMACEUTICALS—5.19%
China National Accord Medicines Corp. Ltd. Class B	12,600	28,481
China Pharmaceutical Group Ltd.(a)(b)	162,000	28,168
China Shineway Pharmaceutical Group Ltd.(a)	72,000	110,540
Dawnrays Pharmaceutical Holdings Ltd.	72,000	17,063
Extrawell Pharmaceutical Holdings Ltd.(b)	360,000	18,547
Guangzhou Pharmaceutical Co. Ltd. Class H(a)	54,000	88,330
Hua Han Bio-Pharmaceutical Holdings Ltd. Class H(a)	254,880	43,005
Lijun International Pharmaceutical Holding Co. Ltd.(a)	270,000	65,378
Livzon Pharmaceutical Group Inc. Class B(b)	14,400	36,334
Real Nutriceutical Group Ltd.(a)	162,000	43,609
Shandong Luoxin Pharmacy Stock Co. Ltd. Class H	36,000	25,502
Sino Biopharmaceutical Ltd.(a)	648,000	198,639
Tong Ren Tang Technologies Co. Ltd. Class H	54,000	78,593
Winteam Pharmaceutical Group Ltd.	108,000	18,084

		800,273

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

May 31, 2012

PIPELINES—0.54%
China Oil and Gas Group Ltd.(b)	900,000	83,462

		83,462
REAL ESTATE—13.83%
Beijing Capital Land Ltd. Class H(a)	234,000	59,977
Beijing North Star Co. Ltd. Class H(b)	162,000	29,212
Beijing Properties Holdings Ltd.(b)	342,000	18,060
Central China Real Estate Ltd.	144,038	36,176
China Aoyuan Property Group Ltd.	270,000	33,732
China Overseas Grand Oceans Group Ltd.(a)(b)	99,000	131,081
China Properties Group Ltd.(b)	117,000	38,427
China SCE Property Holdings Ltd.	216,000	47,295
China South City Holdings Ltd.(a)	414,000	49,057
Fantasia Holdings Group Co. Ltd.	391,500	41,853
Glorious Property Holdings Ltd.(a)(b)	603,000	81,549
Greattown Holdings Ltd. Class B	32,319	13,509
Greentown China Holdings Ltd.(a)	144,000	90,324
Henderson Investment Ltd.	252,000	18,176
HKC (Holdings) Ltd.	828,000	36,259
Hopson Development Holdings Ltd.(a)	126,000	67,998
Jiangsu Future Land Co. Ltd. Class B	140,400	83,678
Jinchuan Group International Resources Co. Ltd.(a)(b)	216,000	42,844
Kai Yuan Holdings Ltd.(b)	1,620,000	42,357
Kaisa Group Holdings Ltd.(b)	324,000	58,840
KWG Property Holdings Ltd.(a)	256,500	152,300
Lai Fung Holdings Ltd.	657,000	10,916
Minmetals Land Ltd.	252,000	30,510
New World China Land Ltd.	576,000	203,275
Powerlong Real Estate Holdings Ltd.	270,000	39,992
Renhe Commercial Holdings Co. Ltd.	2,556,000	128,392
Road King Infrastructure Ltd.	54,000	31,576
Shanghai Dingli Technology Development Group Co. Ltd. Class B(b)	27,900	20,813
Shanghai Industrial Urban Development Group Ltd.(b)	324,000	61,762
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	56,700	39,974
Shanghai Lingyun Industries Development Co. Ltd. Class B(b)	43,200	21,298
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B(b)	43,200	30,370
Shenzhen International Enterprise Co., Ltd. Class B(b)	10,800	13,117
Shenzhen Investment Ltd.(a)	486,000	110,169
Silver Grant International Industries Ltd.	306,000	59,513
Sinolink Worldwide Holdings Ltd.(b)	450,000	28,980
SPG Land Holdings Ltd.(b)	72,000	14,374
SRE Group Ltd.(b)	576,000	23,369
Sunac China Holdings Ltd.(a)	198,000	62,480
Yuzhou Properties Co.(a)(b)	126,000	28,400

		2,131,984
REAL ESTATE INVESTMENT TRUSTS—0.44%
Yuexiu Real Estate Investment Trust	153,000	67,395

		67,395
RETAIL—6.41%
361 Degrees International Ltd.(a)	144,000	36,167
Ajisen (China) Holdings Ltd.(a)	117,000	95,842
Boshiwa International Holding Ltd.(c)	153,000	24,830
Century Ginwa Retail Holdings Ltd.(b)	396,000	21,677
China Dongxiang (Group) Co. Ltd.	621,000	79,184
China Flooring Holding Co. Ltd.(a)	108,000	15,719
Embry Holdings Ltd.	27,000	13,562

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

May 31, 2012

Evergreen International Holdings Ltd.	63,000	16,229
FIYTA Holdings Ltd. Class B(b)	17,100	16,849
Lao Feng Xiang Co. Ltd.	36,900	75,091
Le Saunda Holdings Ltd.	72,000	20,773
Li Ning Co. Ltd.	162,000	131,869
Maoye International Holdings Ltd.(a)	297,000	59,675
New World Department Store China Ltd.(a)	108,000	60,510
PCD Stores Ltd.(a)	612,000	62,272
Ports Design Ltd.(a)	81,000	80,332
Pou Sheng International Holdings Ltd.(b)	351,000	28,481
Shirble Department Stores Ltd.(c)	144,000	10,015
Sparkle Roll Group Ltd.(a)	360,000	24,111
Viva China Holdings Ltd.(b)	1,548,000	17,944
Xinhua Winshare Publishing and Media Co. Ltd. Class H	90,000	38,601
XTEP International Holdings Ltd.	144,000	58,052

		987,785
SEMICONDUCTORS—1.51%
Apollo Solar Energy Technology Holdings Ltd.(b)	1,008,000	26,615
Comtec Solar Systems Group Ltd.(b)	126,000	15,742
Heng Xin China Holdings Ltd.(a)(b)	432,000	33,941
Semiconductor Manufacturing International Corp.(b)	4,194,000	140,447
Solargiga Energy Holdings Ltd.	225,000	15,359

		232,104
SHIPBUILDING—0.17%
Guangzhou Shipyard International Co. Ltd. Class H(b)	36,800	26,211

		26,211
SOFTWARE—2.24%
China ITS Holdings Co. Ltd.(b)	126,000	18,987
Chinasoft International Ltd.(b)	180,000	46,367
Kingdee International Software Group Co. Ltd.(a)(b)	379,200	63,004
Kingsoft Corp. Ltd.(a)	126,000	58,748
NetDragon Websoft Inc.	31,500	20,286
Shanghai Baosight Software Co. Ltd. Class B	21,690	26,332
Travelsky Technology Ltd. Class H(b)	207,500	111,981

		345,705
TELECOMMUNICATIONS—2.60%
BYD Electronic International Co. Ltd.(a)(b)	171,000	45,150
China All Access Holdings Ltd.(a)	162,000	28,586
China Energine International Holdings Ltd.(b)	378,000	11,295
China Wireless Technologies Ltd.	324,000	50,912
Comba Telecom Systems Holdings Ltd.	184,500	83,410
DBA Telecommunications (Asia) Holdings Ltd.	108,000	65,378
Eastern Communications Co. Ltd. Class B	63,000	26,082
Nanjing Panda Electronics Co. Ltd. Class H(b)	36,000	7,836
O-Net Communications Group Ltd.	72,000	17,805
Shanghai Potevio Co. Ltd. Class B(b)	27,900	15,875
SIM Technology Group Ltd.	180,000	10,896
TCL Communication Technology Holdings Ltd.	108,000	38,114

		401,339
TEXTILES—0.72%
International Taifeng Holdings Ltd.	72,000	18,269
Shanghai Haixin Group Co. Ltd. Class B(b)	90,000	38,970
Sijia Group Co. Ltd.	54,000	13,910

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

May 31, 2012

Weiqiao Textile Co. Ltd. Class H(b)	94,500	39,314

		110,463
TOYS, GAMES & HOBBIES—0.20%
Hutchison Harbour Ring Ltd.(a)	378,000	31,646

		31,646
TRANSPORTATION—2.19%
Cosco International Holdings Ltd.(a)	144,000	57,310
Dazhong Transportation Group Co. Ltd. Class B	124,200	65,081
Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	34,200	28,489
Sinotrans Ltd. Class H(a)	351,000	58,319
Sinotrans Shipping Ltd.	301,500	69,511
Tianjin Marine Shipping Co. Ltd. Class B(b)	33,300	8,591
Tianjin Port Development Holdings Ltd.(a)	414,000	49,590

		336,891

TOTAL COMMON STOCKS
(Cost: $22,147,839)		15,353,620

RIGHTS—0.00%

REAL ESTATE—0.00%
Lai Fung Holdings Ltd.(b)	657,000	338
SRE Group Ltd.(b)	82,285	159

		497

TOTAL RIGHTS
(Cost: $0)		497

SHORT-TERM INVESTMENTS—35.94%

MONEY MARKET FUNDS—35.94%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(e)(f)	5,157,801	5,157,801
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%(d)(e)(f)	375,296	375,296
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(d)(e)	4,661	4,661

		5,537,758

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,537,758)		5,537,758

TOTAL INVESTMENTS IN SECURITIES—135.58%
(Cost: $27,685,597)		20,891,875
Other Assets, Less Liabilities—(35.58)%		(5,482,081)

NET ASSETS—100.00%		$15,409,794

(a)	All or a portion of this security represents a security on loan. See Note 3.

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

May 31, 2012

(b)	Non-income earning security.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI DENMARK CAPPED INVESTABLE MARKET INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—99.75%

AGRICULTURE—0.25%
United International Enterprises Ltd.	47	$6,569

		6,569
BANKS—10.46%
Danske Bank A/S(a)	13,249	175,379
Jyske Bank A/S Registered(a)	2,120	55,032
Sydbank A/S(a)	2,675	43,800

		274,211
BEVERAGES—7.71%
Carlsberg A/S Class B	2,132	158,864
Royal Unibrew A/S	655	43,324

		202,188
BIOTECHNOLOGY—6.51%
Bavarian Nordic A/S(a)	2,852	22,542
Genmab A/S(a)	4,098	28,640
Novozymes A/S Class B	4,464	119,667

		170,849
BUILDING MATERIALS—1.30%
Rockwool International A/S Class B	398	34,173

		34,173
CHEMICALS—0.46%
Auriga Industries A/S Class B(a)	1,018	12,112

		12,112
ELECTRICAL COMPONENTS & EQUIPMENT—2.29%
Solar Holdings A/S Class B	412	21,698
Vestas Wind Systems A/S(a)(b)	6,250	38,252

		59,950
FOOD—4.07%
Christian Hansen Holding A/S	2,735	76,185
East Asiatic Co. Ltd. A/S	1,317	30,571

		106,756
HEALTH CARE - PRODUCTS—6.83%
Coloplast A/S Class B	649	111,558
William Demant Holding A/S(a)	768	67,476

		179,034
HOLDING COMPANIES - DIVERSIFIED—1.31%
Schouw & Co. A/S	1,709	34,410

		34,410

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI DENMARK CAPPED INVESTABLE MARKET INDEX FUND

May 31, 2012

HOME FURNISHINGS—0.92%
Bang & Olufsen A/S Class B(a)	2,362	24,172

		24,172
INSURANCE—5.47%
Alm. Brand A/S(a)	12,807	25,147
Topdanmark A/S(a)	428	69,083
TrygVesta A/S	938	49,197

		143,427
MACHINERY—2.99%
FLSmidth & Co. A/S	1,492	78,379

		78,379
MANUFACTURING—1.31%
NKT Holding A/S	986	34,356

		34,356
PHARMACEUTICALS—23.52%
ALK-Abello A/S	555	35,279
Novo Nordisk A/S Class B	4,372	581,638

		616,917
RETAIL—1.07%
Pandora A/S(b)	2,776	28,178

		28,178
SOFTWARE—1.58%
SimCorp A/S	266	41,518

		41,518
TELECOMMUNICATIONS—6.52%
GN Store Nord A/S	7,002	81,967
TDC A/S	14,092	88,896

		170,863
TRANSPORTATION—15.18%
A.P. Moeller-Maersk A/S Class A	10	59,072
A.P. Moeller-Maersk A/S Class B	27	167,492
D/S Norden A/S	1,331	34,507
DFDS A/S	510	26,308
DSV A/S	5,706	110,804

		398,183

TOTAL COMMON STOCKS
(Cost: $2,668,755)		2,616,245

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI DENMARK CAPPED INVESTABLE MARKET INDEX FUND

May 31, 2012

SHORT-TERM INVESTMENTS—2.80%

MONEY MARKET FUNDS—2.80%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	67,597	67,597
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%(c)(d)(e)	4,919	4,919
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	868	868

		73,384

TOTAL SHORT-TERM INVESTMENTS
(Cost: $73,384)		73,384

TOTAL INVESTMENTS IN SECURITIES—102.55%
(Cost: $2,742,139)		2,689,629
Other Assets, Less Liabilities—(2.55)%		(66,850)

NET ASSETS—100.00%		$2,622,779

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS LATIN AMERICA INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—66.24%

BRAZIL—28.64%
ALL - America Latina Logistica SA	2,900	$12,009
Amil Participacoes SA	1,000	9,389
Anhanguera Educacional Participacoes SA	900	10,629
Banco do Brasil SA	3,500	34,591
Banco Santander (Brasil) SA Units	4,500	36,246
BM&F Bovespa SA	12,000	56,630
BR Malls Participacoes SA	2,700	29,620
BR Properties SA	1,200	13,579
BRF - Brasil Foods SA	4,300	66,700
CCR SA	5,700	44,222
CETIP SA - Mercados Organizados	1,300	18,694
Cielo SA	1,920	51,709
Companhia de Saneamento Basico do Estado de Sao Paulo	700	24,563
Companhia de Saneamento de Minas Gerais SA	300	6,375
Companhia Hering SA	900	18,635
Companhia Siderurgica Nacional SA	4,600	29,528
Cosan SA Industria e Comercio	800	11,844
CPFL Energia SA	1,600	19,513
Cyrela Brazil Realty SA	1,900	14,196
Diagnosticos da America SA	1,600	11,188
Duratex SA	2,100	10,024
EcoRodovias Infraestrutura e Logistica SA	1,400	11,166
EDP Energias do Brasil SA	1,800	11,474
Embraer SA	3,500	24,819
Fibria Celulose SA(a)	1,800	11,759
HRT Participacoes em Petroleo SA(a)	1,500	5,003
Hypermarcas SA(a)	2,300	12,536
JBS SA(a)	2,700	7,272
Light SA	700	8,198
Localiza Rent A Car SA	800	12,650
Lojas Renner SA	800	22,988
MMX Mineracao e Metalicos SA(a)	1,400	4,386
MPX Energia SA(a)	300	5,137
MRV Engenharia e Participacoes SA	1,800	7,703
Multiplan Empreendimentos Imobiliarios SA	600	14,202
Multiplus SA	300	6,864
Natura Cosmeticos SA	1,200	25,676
Obrascon Huarte Lain Brasil SA	600	4,833
Odontoprev SA	2,100	11,207
OGX Petroleo e Gas Participacoes SA(a)	8,000	40,719
Oi SA	1,113	5,226
PDG Realty SA Empreendimentos e Participacoes	7,100	11,789
Petroleo Brasileiro SA	19,100	186,880
Porto Seguro SA	900	7,956
Raia Drogasil SA	1,400	12,902
Redecard SA	2,200	33,702
Souza Cruz SA	2,500	33,356
Sul America SA Units	1,023	7,090
TIM Participacoes SA	5,200	25,054
Totvs SA	800	14,429
Tractebel Energia SA	1,100	18,183
Ultrapar Participacoes SA	2,100	43,055
Vale SA	8,100	150,460

		1,328,558

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS LATIN AMERICA INDEX FUND

May 31, 2012

CHILE— 8.08%
AES Gener SA	18,636	10,189
Aguas Andinas SA	16,714	9,623
Banco de Chile	105,300	14,483
Banco de Credito e Inversiones	184	10,940
Banco Santander (Chile) SA	402,019	28,605
CAP SA	473	16,743
Cencosud SA	5,968	32,178
Colbun SA(a)	58,446	15,556
Compania Cervecerias Unidas SA	802	10,372
CorpBanca SA	732,902	8,759
E.CL SA	3,583	8,222
Empresa Nacional de Electricidad SA	21,956	34,340
Empresa Nacional de Telecomunicaciones SA	788	13,883
Empresas CMPC SA	7,234	26,707
Empresas Copec SA	2,940	39,210
Enersis SA	85,096	29,171
LAN Airlines SA	1,158	29,272
S.A.C.I. Falabella SA	3,163	28,199
Vina Concha y Toro SA	4,994	8,550

		375,002
COLOMBIA—4.66%
Bancolombia SA SP ADR	1,742	103,144
Ecopetrol SA SP ADR	1,900	113,164

		216,308
MEXICO—21.40%
Alfa SAB de CV Series A	1,800	22,586
America Movil SAB de CV Series L	261,900	307,487
Arca Continental SAB de CV	2,400	11,906
Cemex SAB de CV CPO(a)	68,952	38,600
Coca-Cola FEMSA SAB de CV Series L	2,760	31,996
Compartamos SAB de CV	8,500	8,817
El Puerto de Liverpool SA de CV Series C1	1,800	12,990
Fomento Economico Mexicano SAB de CV BD Units	12,700	100,004
Grupo Aeroportuario del Pacifico SAB de CV Series B	3,074	10,894
Grupo Bimbo SAB de CV Series A	11,000	23,910
Grupo Carso SAB de CV Series A1	4,000	11,224
Grupo Elektra SA de CV	316	11,264
Grupo Financiero Banorte SAB de CV Series O	11,146	49,894
Grupo Financiero Inbursa SAB de CV Series O	12,400	25,715
Grupo Mexico SAB de CV Series B	23,500	61,906
Grupo Modelo SAB de CV Series C	4,400	30,565
Grupo Televisa SAB CPO	16,700	63,646
Industrias Penoles SAB de CV	825	31,571
Kimberly-Clark de Mexico SAB de CV Series A	11,700	20,409
Mexichem SAB de CV	4,400	15,310
Minera Frisco SAB de CV Series A1(a)	3,700	14,453
Urbi Desarrollos Urbanos SAB de CV(a)	2,635	2,266
Wal-Mart de Mexico SAB de CV Series V	35,200	85,185

		992,598
PERU—3.46%
Compania de Minas Buenaventura SA SP ADR	1,407	55,070
Credicorp Ltd.	561	69,996

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS LATIN AMERICA INDEX FUND

May 31, 2012

Southern Copper Corp.	1,249	35,534

		160,600

TOTAL COMMON STOCKS
(Cost: $3,401,801)		3,073,066

PREFERRED STOCKS—33.68%

BRAZIL—33.01%
AES Tiete SA	700	9,409
Banco Bradesco SA	12,300	179,913
Banco do Estado do Rio Grande do Sul SA Class B	1,100	8,697
Bradespar SA	1,400	21,834
Braskem SA Class A	1,300	7,227
Centrais Eletricas Brasileiras SA Class B	2,600	24,026
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	600	22,652
Companhia de Bebidas das Americas	4,900	186,688
Companhia de Transmissao de Energia Eletrica Paulista	400	11,781
Companhia Energetica de Minas Gerais	3,125	54,326
Companhia Energetica de Sao Paulo Class B	1,000	17,192
Companhia Paranaense de Energia Class B	700	14,189
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	600	7,116
Gerdau SA	5,500	43,105
Itau Unibanco Holding SA	14,700	212,838
Itausa - Investimentos Itau SA	16,170	70,396
Klabin SA	3,000	12,601
Lojas Americanas SA	2,812	16,886
Metalurgica Gerdau SA	1,700	16,759
Oi SA	6,261	24,752
Petroleo Brasileiro SA	27,200	257,128
TAM SA	600	12,927
Telefonica Brasil SA	1,900	45,067
Usinas Siderurgicas de Minas Gerais SA Class A	3,000	12,601
Vale SA Class A	13,300	241,334

		1,531,444
CHILE—0.67%
Sociedad Quimica y Minera de Chile SA Series B	600	30,975

		30,975

TOTAL PREFERRED STOCKS
(Cost: $1,978,031)		1,562,419

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS LATIN AMERICA INDEX FUND

May 31, 2012

SHORT-TERM INVESTMENTS—0.08%

MONEY MARKET FUNDS—0.08%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(b)(c)	3,393	3,393

		3,393

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,393)		3,393

TOTAL INVESTMENTS IN SECURITIES—100.00%
(Cost: $5,383,225)		4,638,878
Other Assets, Less Liabilities—0.00%		199

NET ASSETS—100.00%		$4,639,077

CPO	- Certificates of Participation (Ordinary)
SP ADR	- Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI FINLAND CAPPED INVESTABLE MARKET INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—99.84%

AUTO PARTS & EQUIPMENT—4.49%
Nokian Renkaat OYJ	2,553	$95,647

		95,647
BANKS—1.87%
Pohjola Bank PLC Class A	3,826	39,809

		39,809
CHEMICALS—2.35%
Kemira OYJ	2,847	29,622
Tikkurila OYJ	1,228	20,422

		50,044
COMMERCIAL SERVICES—1.66%
Cramo OYJ	911	10,386
Poyry OYJ	1,669	10,679
Ramirent OYJ	2,037	14,331

		35,396
COMPUTERS—1.57%
F-Secure OYJ(a)	3,374	5,840
Tieto OYJ	1,816	27,596

		33,436
ELECTRIC—8.64%
Fortum OYJ	10,145	184,143

		184,143
ENGINEERING & CONSTRUCTION—2.14%
YIT OYJ	2,832	45,696

		45,696
FOOD—2.66%
Atria PLC	945	5,842
HKScan OYJ Class A	1,367	5,916
Kesko OYJ Class B	1,798	44,996

		56,754
FOREST PRODUCTS & PAPER—8.80%
Metsa Board OYJ(a)	6,206	13,966
Stora Enso OYJ Class R	14,384	78,005
UPM-Kymmene OYJ	9,325	95,525

		187,496
HAND & MACHINE TOOLS—2.26%
Konecranes OYJ	1,403	33,498

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FINLAND CAPPED INVESTABLE MARKET INDEX FUND

May 31, 2012

Vacon OYJ	321	14,749

		48,247
INSURANCE—10.44%
Sampo OYJ Class A	9,653	222,477

		222,477
IRON & STEEL—2.14%
Outokumpu OYJ(a)	28,328	29,019
Rautaruukki OYJ	2,425	16,581

		45,600
LEISURE TIME—1.68%
Amer Sports OYJ Class A	3,112	35,862

		35,862
MACHINERY—16.11%
Kone OYJ Class B	3,558	198,540
Metso OYJ	2,845	92,797
Outotec OYJ	1,203	47,271
Ponsse OYJ	580	4,805

		343,413
MANUFACTURING—6.55%
Uponor OYJ	1,755	17,631
Wartsila OYJ ABP	3,724	122,020

		139,651
MEDIA—0.92%
Sanoma OYJ(b)	2,339	19,507

		19,507
MINING—0.47%
Talvivaara Mining Co. PLC(a)	4,893	9,982

		9,982
OIL & GAS—1.54%
Neste Oil OYJ	3,562	32,723

		32,723
PACKAGING & CONTAINERS—1.59%
Huhtamaki OYJ	2,449	33,854

		33,854
PHARMACEUTICALS—2.89%
Biotie Therapies OYJ(a)	13,394	6,128
Oriola-KD OYJ Class B	4,712	10,487
Orion OYJ Class B	2,583	44,936

		61,551

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FINLAND CAPPED INVESTABLE MARKET INDEX FUND

May 31, 2012

REAL ESTATE—2.47%
Citycon OYJ	6,225	17,164
Sponda OYJ	7,141	25,870
Technopolis OYJ	2,474	9,514

		52,548
RETAIL—0.84%
Stockmann OYJ ABP Class B	1,022	17,817

		17,817
TELECOMMUNICATIONS—14.53%
Elisa OYJ	3,648	71,447
Nokia OYJ	86,784	227,914
PKC Group OYJ	600	10,305

		309,666
TRANSPORTATION—1.23%
Cargotec Corp. Class B	1,018	26,244

		26,244

TOTAL COMMON STOCKS
(Cost: $2,653,962)		2,127,563

RIGHTS—0.01%

REAL ESTATE—0.01%
Technopolis OYJ(a)	2,474	306

		306

TOTAL RIGHTS
(Cost: $0)		306

SHORT-TERM INVESTMENTS—0.37%

MONEY MARKET FUNDS—0.37%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	6,765	6,765
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%(c)(d)(e)	492	492

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FINLAND CAPPED INVESTABLE MARKET INDEX FUND

May 31, 2012

BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	623	623

		7,880

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,880)		7,880

TOTAL INVESTMENTS IN SECURITIES—100.22%
(Cost: $2,661,842)		2,135,749
Other Assets, Less Liabilities—(0.22)%		(4,730)

NET ASSETS—100.00%		$2,131,019

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI GERMANY SMALL CAP INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—93.57%

ADVERTISING—0.32%
Stroer Out-Of-Home Media AG(a)	814	$8,052

		8,052
AEROSPACE & DEFENSE—5.09%
MTU Aero Engines Holding AG	1,762	129,018

		129,018
AGRICULTURE—0.94%
KWS Saat AG	99	23,882

		23,882
APPAREL—1.07%
Gerry Weber International AG(a)	705	27,005

		27,005
AUTO PARTS & EQUIPMENT—1.64%
ElringKlinger AG	1,133	27,184
Grammer AG	317	5,374
SAF-Holland SA(a)	1,635	9,097

		41,655
BANKS—1.64%
Aareal Bank AG(a)	1,753	25,999
Comdirect Bank AG	1,752	15,679

		41,678
BIOTECHNOLOGY—0.67%
MorphoSys AG(a)	801	16,886

		16,886
BUILDING MATERIALS—0.49%
Asian Bamboo AG Bearer	307	3,397
Bauer AG	423	9,043

		12,440
CHEMICALS—6.71%
H&R AG	614	11,000
SGL Carbon SE(b)	1,236	46,589
Symrise AG	4,011	112,653

		170,242
COMMERCIAL SERVICES—6.30%
Bertrandt AG	189	13,594
Evotec AG(a)(b)	3,070	7,789
GFK SE	591	27,403
Hamburger Hafen und Logistik AG	994	24,949

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY SMALL CAP INDEX FUND

May 31, 2012

Sixt AG	933	16,785
Wirecard AG	3,830	69,235

		159,755
COMPUTERS—2.35%
Bechtle AG	581	22,636
Wincor Nixdorf AG	1,053	37,022

		59,658
DIVERSIFIED FINANCIAL SERVICES—0.91%
Aurelius AG	145	6,160
MLP AG	2,179	16,818

		22,978
ELECTRICAL COMPONENTS & EQUIPMENT—2.46%
LEONI AG	1,123	45,912
Vossloh AG	199	16,544

		62,456
ENERGY - ALTERNATE SOURCES—0.35%
Nordex SE(a)	2,212	8,930

		8,930
ENGINEERING & CONSTRUCTION—4.73%
Bilfinger Berger SE	1,555	119,841

		119,841
ENTERTAINMENT—0.42%
Borussia Dortmund GmbH & Co. KGaA(a)	1,900	5,157
Tipp24 SE(a)	99	5,386

		10,543
HAND & MACHINE TOOLS—2.01%
Gildemeister AG	1,797	29,695
KUKA AG(a)	977	21,382

		51,077
HEALTH CARE - PRODUCTS—1.70%
Carl Zeiss Meditec AG	1,267	30,736
STRATEC Biomedical AG	299	12,258

		42,994
HEALTH CARE - SERVICES—4.67%
Rhoen Klinikum AG	4,349	118,435

		118,435
HOLDING COMPANIES - DIVERSIFIED—0.37%
KHD Humboldt Wedag International AG(a)	1,473	9,343

		9,343

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY SMALL CAP INDEX FUND

May 31, 2012

HOME FURNISHINGS—1.19%
Rational AG	130	30,219

		30,219
INTERNET—0.32%
XING AG(a)	148	8,162

		8,162
LEISURE TIME—2.06%
CTS Eventim AG	803	25,715
TUI AG(a)	4,730	26,423

		52,138
MACHINERY—6.78%
DEUTZ AG(a)	2,422	12,608
Duerr AG	299	16,814
Heidelberger Druckmaschinen AG(a)	7,845	10,301
Krones AG	487	23,677
Pfeiffer Vacuum Technology AG	348	35,585
Rheinmetall AG	1,434	59,167
Wacker Neuson SE	1,013	13,790

		171,942
MANUFACTURING—1.98%
Balda AG	1,508	8,540
Gesco AG	130	9,398
Indus Holding AG	738	20,718
Jenoptik AG(a)	1,797	11,465

		50,121
MEDIA—1.43%
Sky Deutschland AG(a)(b)	12,899	36,268

		36,268
METAL FABRICATE & HARDWARE—4.18%
Aurubis AG	1,206	55,009
Kloeckner & Co. SE(a)	3,468	32,893
NORMA Group	796	18,085

		105,987
OIL & GAS—1.27%
Fuchs Petrolub AG	676	32,243

		32,243
PACKAGING & CONTAINERS—1.90%
Gerresheimer AG(a)	1,101	48,273

		48,273
PHARMACEUTICALS—2.38%
Stada Arzneimittel AG	2,119	60,248

		60,248

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY SMALL CAP INDEX FUND

May 31, 2012

REAL ESTATE—10.03%
Deutsche EuroShop AG	1,576	58,157
Deutsche Wohnen AG Bearer	3,661	56,583
DIC Asset AG	648	5,154
GAGFAH SA(a)	3,240	29,108
GSW Immobilien AG(a)	1,512	52,767
IVG Immobilien AG(a)	5,707	11,100
PATRIZIA Immobilien AG(a)	851	4,946
TAG Immobilien AG(a)	3,704	36,639

		254,454
REAL ESTATE INVESTMENT TRUSTS—1.28%
Alstria Office REIT AG	2,356	22,934
Hamborner REIT AG	561	4,996
Prime Office REIT AG	1,330	4,611

		32,541
RETAIL—3.17%
BayWa AG Registered	534	17,926
Delticom AG	206	16,021
Douglas Holding AG	830	31,793
Takkt AG	412	4,840
Tom Tailor Holding AG	675	9,890

		80,470
SEMICONDUCTORS—4.48%
AIXTRON AG	3,351	48,912
Dialog Semiconductor PLC(a)(b)	1,995	38,542
Kontron AG	1,810	11,217
SolarWorld AG(b)	3,235	6,036
Suss Microtec AG(a)(b)	812	8,991

		113,698
SOFTWARE—2.96%
Nemetschek AG	135	5,008
PSI AG	282	5,638
Software AG	2,171	64,316

		74,962
TELECOMMUNICATIONS—3.13%
ADVA AG Optical Networking(a)	1,553	8,831
Drillisch AG	1,767	17,996
Freenet AG	3,408	46,837
QSC AG	2,429	5,727

		79,391
TRANSPORTATION—0.19%
VTG AG	307	4,821

		4,821

TOTAL COMMON STOCKS
(Cost: $2,463,697)		2,372,806

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY SMALL CAP INDEX FUND

May 31, 2012

PREFERRED STOCKS—6.20%

BIOTECHNOLOGY—0.39%
Biotest AG	208	9,773

		9,773
BUILDING MATERIALS—0.59%
Sto AG	105	15,014

		15,014
ELECTRONICS—0.83%
Sartorius AG	333	21,143

		21,143
HEALTH CARE - PRODUCTS—1.21%
Draegerwerk AG & Co. KGaA	299	30,630

		30,630
MACHINERY—0.65%
Jungheinrich AG	614	16,470

		16,470
OIL & GAS—2.53%
Fuchs Petrolub AG	1,246	64,167

		64,167

TOTAL PREFERRED STOCKS
(Cost: $141,429)		157,197

SHORT-TERM INVESTMENTS—5.75%

MONEY MARKET FUNDS—5.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	135,006	135,006
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%(c)(d)(e)	9,823	9,823

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY SMALL CAP INDEX FUND

May 31, 2012

BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	902	902

		145,731

TOTAL SHORT-TERM INVESTMENTS
(Cost: $145,731)		145,731

TOTAL INVESTMENTS IN SECURITIES—105.52%
(Cost: $2,750,857)		2,675,734
Other Assets, Less Liabilities—(5.52)%		(140,029)

NET ASSETS—100.00%		$2,535,705

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI HONG KONG SMALL CAP INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—97.85%

APPAREL—2.87%
Stella International Holdings Ltd.(a)	58,000	$147,525

		147,525
AUTO PARTS & EQUIPMENT—2.81%
Xinyi Glass Holdings Co. Ltd.	242,000	144,373

		144,373
BANKS—4.12%
Dah Sing Banking Group Ltd.	116,800	100,684
Dah Sing Financial Holdings Ltd.	38,000	111,147

		211,831
BEVERAGES—1.91%
Silver Base Group Holdings Ltd.(a)	56,000	26,337
Vitasoy International Holdings Ltd.	96,000	71,621

		97,958
CHEMICALS—0.32%
Sateri Holdings Ltd.	69,000	16,626

		16,626
DISTRIBUTION & WHOLESALE—0.21%
VST Holdings Ltd.	60,000	10,669

		10,669
DIVERSIFIED FINANCIAL SERVICES—1.05%
Value Partners Group Ltd.(a)	106,000	53,814

		53,814
ELECTRIC—0.21%
China WindPower Group Ltd.(b)	280,000	10,643

		10,643
ELECTRICAL COMPONENTS & EQUIPMENT—4.20%
Johnson Electric Holdings Ltd.	288,000	174,414
Neo-Neon Holdings Ltd.	46,000	7,705
Sinopoly Battery Ltd.(b)	740,000	33,373

		215,492
ELECTRONICS—6.05%
AAC Technologies Holdings Inc.	94,000	296,746
Truly International Holdings Ltd.	98,000	14,016

		310,762

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI HONG KONG SMALL CAP INDEX FUND

May 31, 2012

ENTERTAINMENT—0.22%
eSun Holdings Ltd.(b)	36,000	4,082
Imagi International Holdings Ltd.(b)	480,000	7,175

		11,257
FOREST PRODUCTS & PAPER—0.31%
China Resources and Transportation Group Ltd.(b)	400,000	15,720

		15,720
HAND & MACHINE TOOLS—4.28%
Techtronic Industries Co. Ltd.(a)	179,000	219,805

		219,805
HOLDING COMPANIES - DIVERSIFIED—2.03%
Melco International Development Ltd.(a)(b)	125,000	104,531

		104,531
LODGING—0.61%
Kingston Financial Group Ltd.	185,000	17,402
Regal Hotels International Holdings Ltd.	34,000	13,712

		31,114
MANUFACTURING—1.52%
Singamas Container Holdings Ltd.	296,000	78,187

		78,187
MEDIA—4.47%
Television Broadcasts Ltd.	35,000	229,775

		229,775
METAL FABRICATE & HARDWARE—0.31%
EVA Precision Industrial Holdings Ltd.	142,000	16,101

		16,101
MINING—4.66%
China Daye Non-Ferrous Metals Mining Ltd.(b)	120,000	5,644
CST Mining Group Ltd.(b)	3,912,000	64,521
G-Resources Group Ltd.(b)	2,304,000	126,172
IRC Ltd.(b)	70,000	8,208
Mongolia Energy Corp. Ltd.(b)	516,000	34,573

		239,118
OIL & GAS—1.79%
Brightoil Petroleum (Holdings) Ltd.(a)	414,000	80,017
Pearl Oriental Oil Ltd.(b)	162,000	11,898

		91,915
PHARMACEUTICALS—0.67%
United Laboratories International Holdings Ltd. (The)	78,000	34,473

		34,473

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI HONG KONG SMALL CAP INDEX FUND

May 31, 2012

REAL ESTATE—9.61%
Great Eagle Holdings Ltd.	72,000	179,609
HKR International Ltd.	36,800	12,565
K. Wah International Holdings Ltd.	54,000	21,013
Kowloon Development Co. Ltd.	160,000	156,684
Midland Holdings Ltd.	102,000	51,389
Shun Tak Holdings Ltd.	204,000	72,549

		493,809
REAL ESTATE INVESTMENT TRUSTS—4.99%
Champion REIT	633,000	256,109

		256,109
RETAIL—21.93%
Bonjour Holdings Ltd.(a)	180,000	23,657
Cafe de Coral Holdings Ltd.	60,000	158,488
Chow Sang Sang Holdings International Ltd.(a)	42,000	87,563
Emperor Watch & Jewellery Ltd.	460,000	53,937
Esprit Holdings Ltd.(a)	168,900	272,039
Giordano International Ltd.	222,000	162,477
I.T Ltd.	70,000	31,659
Luk Fook Holdings International Ltd.	39,000	80,906
Man Wah Holdings Ltd.	38,400	16,674
Ming Fung Jewellery Group Ltd.(b)	170,000	6,791
Oriental Watch Holdings Ltd.	62,000	19,173
Sa Sa International Holdings Ltd.(a)	158,000	89,578
Trinity Ltd.(a)	156,000	123,419

		1,126,361
SEMICONDUCTORS—0.42%
Honbridge Holdings Ltd.(b)	200,000	21,647

		21,647
TELECOMMUNICATIONS—9.70%
Hutchison Telecommunications Hong Kong Holdings Ltd.	304,000	133,965
SmarTone Telecommunications Holding Ltd.	53,000	98,066
VTech Holdings Ltd.(a)	24,300	266,457

		498,488
TEXTILES—3.29%
Pacific Textile Holdings Ltd.	109,000	70,505
Texwinca Holdings Ltd.(a)	88,000	98,536

		169,041
TRANSPORTATION—3.29%
Pacific Basin Shipping Ltd.(a)	321,000	143,524
SITC International Holdings Co. Ltd.	106,000	25,268

		168,792

TOTAL COMMON STOCKS
(Cost: $4,825,331)		5,025,936

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI HONG KONG SMALL CAP INDEX FUND

May 31, 2012

SHORT-TERM INVESTMENTS—23.91%

MONEY MARKET FUNDS—23.91%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	1,142,847	1,142,847
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%(c)(d)(e)	83,157	83,157
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	2,179	2,179

		1,228,183

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,228,183)		1,228,183

TOTAL INVESTMENTS IN SECURITIES—121.76%
(Cost: $6,053,514)		6,254,119
Other Assets, Less Liabilities—(21.76)%		(1,117,565)

NET ASSETS—100.00%		$5,136,554

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI INDIA INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—99.66%

AGRICULTURE—4.37%
ITC Ltd.	178,504	$729,019

		729,019
AUTO MANUFACTURERS—5.08%
Mahindra & Mahindra Ltd.	25,092	291,592
Maruti Suzuki India Ltd.	2,832	55,485
Tata Motors Ltd.	120,984	501,968

		849,045
BANKS—16.42%
Axis Bank Ltd.	18,560	320,898
Bank of Baroda	6,400	78,493
Bank of India	9,440	57,296
Canara Bank Ltd.	7,328	52,470
HDFC Bank Ltd.	124,264	1,120,107
ICICI Bank Ltd.	34,860	486,206
Kotak Mahindra Bank Ltd.	22,304	223,805
State Bank of India	10,968	401,563

		2,740,838
BEVERAGES—0.42%
United Spirits Ltd.	7,032	70,586

		70,586
BUILDING MATERIALS—2.19%
ACC Ltd.	4,144	84,194
Ambuja Cements Ltd.	49,660	133,750
Ultratech Cement Ltd.	5,812	147,361

		365,305
CHEMICALS—1.23%
Asian Paints Ltd.	2,344	167,859
United Phosphorus Ltd.	18,688	36,855

		204,714
COAL—1.42%
Coal India Ltd.	41,300	236,515

		236,515
COMMERCIAL SERVICES—0.44%
Adani Ports and Special Economic Zone	33,140	72,851

		72,851
COMPUTERS—15.98%
Infosys Ltd.	35,196	1,522,564
Tata Consultancy Services Ltd.	38,392	851,382

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA INDEX FUND

May 31, 2012

Wipro Ltd.	40,188	293,408

		2,667,354
COSMETICS & PERSONAL CARE—0.38%
Dabur India Ltd.	34,572	64,210

		64,210
DISTRIBUTION & WHOLESALE—0.50%
Adani Enterprises Ltd.	18,192	84,404

		84,404
DIVERSIFIED FINANCIAL SERVICES—8.19%
Housing Development Finance Corp. Ltd.	88,992	1,037,415
LIC Housing Finance Ltd.	24,452	103,216
Power Finance Corp. Ltd.	21,836	57,898
Rural Electrification Corp. Ltd.	24,500	71,810
Shriram Transport Finance Co. Ltd.	10,288	96,555

		1,366,894
ELECTRIC—3.43%
NTPC Ltd.	46,688	122,046
Power Grid Corp. of India Ltd.	90,488	171,042
Reliance Infrastructure Ltd.	8,848	70,727
Reliance Power Ltd.(a)	46,400	77,337
Tata Power Co. Ltd.	78,704	131,039

		572,191
ELECTRICAL COMPONENTS & EQUIPMENT—1.49%
Bharat Heavy Electricals Ltd.	48,012	181,335
Siemens Ltd.	5,628	67,903

		249,238
ENGINEERING & CONSTRUCTION—2.83%
GMR Infrastructure Ltd.(a)	80,484	29,524
Jaiprakash Associates Ltd.	79,144	87,589
Larsen & Toubro Ltd.	17,008	355,136

		472,249
GAS—1.06%
GAIL (India) Ltd.	30,992	177,263

		177,263
HOLDING COMPANIES - DIVERSIFIED—1.33%
Aditya Birla Nuvo Ltd.	2,692	35,998
Infrastructure Development Finance Co. Ltd.	83,760	186,962

		222,960
HOUSEHOLD PRODUCTS & WARES—3.91%
Godrej Consumer Products Ltd.	9,736	100,702
Hindustan Unilever Ltd.	72,388	551,699

		652,401

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA INDEX FUND

May 31, 2012

INSURANCE—0.27%
Reliance Capital Ltd.	8,128	44,629

		44,629
IRON & STEEL—2.92%
Jindal Steel & Power Ltd.	30,552	239,569
JSW Steel Ltd.	6,384	71,471
Tata Steel Ltd.	24,616	176,935

		487,975
LEISURE TIME—1.74%
Bajaj Auto Ltd.	6,860	184,627
Hero Motocorp Ltd.	3,232	105,327

		289,954
MEDIA—0.55%
Zee Entertainment Enterprises Ltd.	38,796	91,295

		91,295
MINING—2.72%
Hindalco Industries Ltd.	84,516	175,556
Sesa Goa Ltd.	28,752	95,819
Sterlite Industries (India) Ltd.	109,532	183,439

		454,814
OIL & GAS—10.95%
Bharat Petroleum Corp. Ltd.	7,176	89,148
Cairn India Ltd.(a)	18,696	111,229
Oil & Natural Gas Corp. Ltd.	62,932	283,745
Reliance Industries Ltd.	107,052	1,345,072

		1,829,194
PHARMACEUTICALS—5.48%
Cipla Ltd.	28,216	155,707
Dr. Reddy’s Laboratories Ltd.	8,312	249,490
Lupin Ltd.	11,932	115,097
Piramal Healthcare Ltd.	5,556	43,378
Ranbaxy Laboratories Ltd.(a)	10,460	96,456
Sun Pharmaceuticals Industries Ltd.	25,252	254,937

		915,065
REAL ESTATE—0.91%
DLF Ltd.	33,696	110,765
Unitech Ltd.(a)	108,112	41,102

		151,867
RETAIL—0.42%
Titan Industries Ltd.	17,624	69,890

		69,890
SOFTWARE—0.79%
HCL Technologies Ltd.	6,844	61,429

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA INDEX FUND

May 31, 2012

Satyam Computer Services Ltd.(a)	52,888	70,963

		132,392
TELECOMMUNICATIONS—2.24%
Bharti Airtel Ltd.	46,556	250,822
Idea Cellular Ltd.(a)	54,652	73,963
Reliance Communications Ltd.	42,680	49,058

		373,843

TOTAL COMMON STOCKS
(Cost: $20,285,277)		16,638,955
TOTAL INVESTMENTS IN SECURITIES—99.66%
(Cost: $20,285,277)		16,638,955
Other Assets, Less Liabilities—0.34%		57,122

NET ASSETS—100.00%		$16,696,077

(a)	Non-income earning security.

See accompanying notes to consolidated schedules of investments.

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI INDIA SMALL CAP INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—99.76%

APPAREL—1.98%
Arvind Ltd.(a)	20,663	$28,516
Bata India Ltd.	3,000	46,904
Page Industries Ltd.	120	6,605

		82,025
AUTO MANUFACTURERS—2.13%
Ashok Leyland Ltd.	168,332	74,938
Eicher Motors Ltd.	325	13,278

		88,216
AUTO PARTS & EQUIPMENT—2.34%
Amtek Auto Ltd.	22,642	40,137
MRF Ltd.	292	56,757

		96,894
BANKS—11.89%
Andhra Bank	30,842	59,699
Dena Bank	26,610	43,594
Federal Bank Ltd.	19,003	142,258
Indian Overseas Bank	31,994	46,261
Jammu & Kashmir Bank Ltd.	2,852	47,160
Karnataka Bank Ltd.	25,224	32,789
Karur Vysya Bank Ltd.	6,485	47,144
UCO Bank	32,779	40,596
Vijaya Bank	32,917	32,414

		491,915
BEVERAGES—3.60%
McLeod Russel India Ltd.	10,749	53,489
Radico Khaitan Ltd.	2,220	4,949
Tata Global Beverages Ltd.	47,286	90,602

		149,040
BIOTECHNOLOGY—1.05%
Biocon Ltd.	11,034	43,334

		43,334
BUILDING MATERIALS—1.94%
Century Textiles & Industries Ltd.	7,618	36,830
India Cements Ltd.	32,524	43,553

		80,383
CHEMICALS—4.29%
Berger Paints India Ltd.	3,188	7,919
Chambal Fertilizers & Chemicals Ltd.	21,586	27,560
EID Parry India Ltd.	1,927	6,250
Godrej Industries Ltd.	11,491	53,038
Gujarat Fluorochemicals Ltd.	4,372	31,215
Gujarat State Fertilisers & Chemicals Ltd.	6,018	46,627

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL CAP INDEX FUND

May 31, 2012

Rallis India Ltd.	2,152	4,758

		177,367
COMPUTERS—1.61%
HCL Infosystems Ltd.	6,415	4,998
NIIT Technologies Ltd.	937	5,232
Redington India Ltd.	38,489	56,338

		66,568
DIVERSIFIED FINANCIAL SERVICES—9.34%
Bajaj Finance Ltd.	3,231	48,870
Dewan Housing Finance Corp. Ltd.	5,204	17,310
Financial Technologies India Ltd.	3,688	39,331
IFCI Ltd.	100,825	61,762
Indiabulls Financial Services Ltd.	26,415	107,410
Mahindra & Mahindra Financial Services Ltd.	7,832	88,567
Manappuram Finance Ltd.	64,040	23,264

		386,514
ELECTRIC—3.63%
CESC Ltd.	12,036	57,579
GVK Power & Infrastructure Ltd.(a)	160,908	34,383
Lanco Infratech Ltd.(a)	25,625	5,658
Nava Bharat Ventures Ltd.	2,635	8,303
PTC India Ltd.	44,843	44,358

		150,281
ELECTRICAL COMPONENTS & EQUIPMENT—2.98%
Alstom T&D India Ltd.(a)	14,204	43,036
Havells India Ltd.	6,557	65,275
Suzlon Energy Ltd.(a)	46,835	14,929

		123,240
ENGINEERING & CONSTRUCTION—3.44%
IRB Infrastructure Developers Ltd.	16,171	32,438
IVRCL Ltd. Class L	37,419	27,053
NCC Ltd.	13,474	7,342
Punj Lloyd Ltd.	34,933	27,837
Voltas Ltd.	26,779	47,781

		142,451
FOOD—2.94%
Britannia Industries Ltd.	3,168	30,161
REI Agro Ltd.	129,254	18,988
Ruchi Soya Industries Ltd.	26,870	45,168
Shree Renuka Sugars Ltd.	58,518	27,458

		121,775
GAS—1.70%
Gujarat Gas Co. Ltd.	7,977	41,407
Indraprastha Gas Ltd.	8,434	29,038

		70,445
HEALTH CARE - SERVICES—3.33%
Apollo Hospitals Enterprise Ltd.	11,123	132,666

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL CAP INDEX FUND

May 31, 2012

Fortis Healthcare Ltd.(a)	2,931	5,130

		137,796
HOLDING COMPANIES - DIVERSIFIED—0.71%
Sintex Industries Ltd.	30,646	29,414

		29,414
HOME BUILDERS—1.26%
Sobha Developers Ltd.	9,785	52,142

		52,142
HOME FURNISHINGS—0.32%
TTK Prestige Ltd.	171	8,500
Whirlpool of India Ltd.(a)	1,326	4,902

		13,402
INSURANCE—1.87%
MAX India Ltd.(a)	23,557	77,352

		77,352
IRON & STEEL—1.76%
Monnet Ispat & Energy Ltd.	7,514	53,467
Orissa Minerals Development Co. Ltd.	40	19,295

		72,762
LEISURE TIME—1.28%
Cox & Kings Ltd.	12,471	32,845
TVS Motor Co. Ltd.	33,002	19,951

		52,796
LODGING—1.73%
EIH Ltd.	5,123	7,056
Indian Hotels Co. Ltd.	64,420	64,469

		71,525
MACHINERY—1.25%
Thermax Ltd.	6,510	51,905

		51,905
MANUFACTURING—1.25%
Jain Irrigation Systems Ltd.	22,962	29,215
Kemrock Industries & Exports Ltd.	1,062	10,041
VIP Industries Ltd.	8,582	12,325

		51,581
METAL FABRICATE & HARDWARE—4.58%
Bharat Forge Ltd.	16,204	90,171
Jindal Saw Ltd.	22,086	48,728
Tube Investments of India	3,116	7,799
Welspun Corp. Ltd.	20,534	42,982

		189,680

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL CAP INDEX FUND

May 31, 2012

MINING—1.19%
Gujarat Mineral Development Corp. Ltd.	15,531	49,283

		49,283
OIL & GAS—0.42%
Aban Offshore Ltd.	2,707	17,271

		17,271
PHARMACEUTICALS—7.65%
Aurobindo Pharma Ltd.	22,814	44,221
Emami Ltd.	7,984	69,856
Ipca Laboratories Ltd.	8,602	52,532
Strides Arcolab Ltd.	5,202	63,124
Sun Pharma Advanced Research Co. Ltd.(a)	3,753	5,236
Torrent Pharmaceuticals Ltd.	1,208	13,283
Unichem Laboratories Ltd.	2,229	5,114
Wockhardt Ltd.(a)	4,474	63,452

		316,818
PIPELINES—0.88%
Gujarat State Petronet Ltd.	32,412	36,505

		36,505
REAL ESTATE—2.71%
Housing Development & Infrastructure Ltd.(a)	39,250	47,003
Indiabulls Real Estate Ltd.	49,926	47,297
Phoenix Mills Ltd.	2,457	8,201
Prestige Estates Projects Ltd.	4,723	9,688

		112,189
RETAIL—3.95%
Gitanjali Gems Ltd.	5,713	30,911
Jubilant Foodworks Ltd.(a)	3,715	84,521
Rajesh Exports Ltd.	14,963	37,289
Shoppers Stop Ltd.	821	4,690
Trent Ltd.	379	6,201

		163,612
SHIPBUILDING—1.00%
Pipavav Defence & Offshore Engineering Co. Ltd.(a)	28,332	41,345

		41,345
SOFTWARE—3.35%
CMC Ltd.	334	5,099
Core Education & Technologies Ltd.	9,060	46,633
Educomp Solutions Ltd.	8,347	20,861
Hexaware Technologies Ltd.	31,021	65,901

		138,494
TEXTILES—3.07%
Alok Industries Ltd.	76,665	25,529
Bombay Dyeing & Manufacturing Co. Ltd.	3,163	27,097
Bombay Rayon Fashions Ltd.	8,226	37,199

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL CAP INDEX FUND

May 31, 2012

Raymond Ltd.	5,737	37,058

		126,883
TRANSPORTATION—1.34%
Gateway Distriparks Ltd.	1,883	4,744
Great Eastern Shipping Co. Ltd. (The)	11,547	50,685

		55,429

TOTAL COMMON STOCKS
(Cost: $4,985,033)		4,128,632
TOTAL INVESTMENTS IN SECURITIES—99.76%
(Cost: $4,985,033)		4,128,632
Other Assets, Less Liabilities—0.24%		9,749

NET ASSETS—100.00%		$4,138,381

(a)	Non-income earning security.

See accompanying notes to consolidated schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI INDONESIA INVESTABLE MARKET INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—99.79%

AGRICULTURE—7.06%
PT Astra Agro Lestari Tbk	944,170	$2,054,072
PT Bakrie Sumatera Plantations Tbk	24,631,904	615,798
PT Bisi International Tbk	3,596,500	298,433
PT BW Plantation Tbk	3,390,752	440,076
PT Central Proteinaprima Tbk(a)(b)	450,000	—
PT Charoen Pokphand Indonesia Tbk	17,689,725	4,939,950
PT Gudang Garam Tbk	1,152,242	6,631,520
PT Japfa Comfeed Indonesia Tbk	2,235,000	986,729
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	7,368,778	1,881,390
PT Sampoerna Agro Tbk	1,585,872	463,952

		18,311,920
AIRLINES—0.47%
PT Garuda Indonesia (Persero) Tbk(a)	16,282,500	1,229,848

		1,229,848
AUTO PARTS & EQUIPMENT—0.74%
PT Gajah Tunggal Tbk	3,759,486	979,866
PT Multistrada Arah Sarana Tbk	12,177,158	647,721
PT Selamat Sempurna Tbk	1,380,500	287,849

		1,915,436
BANKS—26.01%
PT Bank Bukopin Tbk	7,551,699	514,158
PT Bank Central Asia Tbk	29,256,774	21,786,959
PT Bank Danamon Indonesia Tbk	7,961,860	4,489,134
PT Bank Mandiri (Persero) Tbk	22,150,780	16,259,615
PT Bank Negara Indonesia (Persero) Tbk	17,703,558	6,968,422
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	8,730,087	845,147
PT Bank Rakyat Indonesia (Persero) Tbk	26,346,172	15,835,731
PT Bank Tabungan Negara (Persero) Tbk	6,290,258	803,012

		67,502,178
BUILDING MATERIALS—6.16%
PT Asahimas Flat Glass Tbk	208,097	128,400
PT Holcim Indonesia Tbk	3,670,000	897,979
PT Indocement Tunggal Prakarsa Tbk	3,530,144	6,684,741
PT Semen Gresik (Persero) Tbk	7,110,155	8,282,574

		15,993,694
CHEMICALS—0.22%
PT Barito Pacific Tbk(a)	6,693,919	413,029
PT Polychem Indonesia Tbk(a)	3,266,000	145,928

		558,957
COAL—7.14%
PT Adaro Energy Tbk	34,505,339	5,396,048
PT Bukit Asam (Persero) Tbk	1,933,550	3,085,452
PT Bumi Resources Tbk	34,851,417	5,264,788

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDONESIA INVESTABLE MARKET INDEX FUND

May 31, 2012

PT Darma Henwa Tbk(a)	28,813,350	180,850
PT Indika Energy Tbk	3,747,000	741,428
PT Indo Tambangraya Megah Tbk	948,380	3,410,132
PT Resource Alam Indonesia Tbk	960,000	449,362

		18,528,060
COMMERCIAL SERVICES—1.36%
PT Citra Marga Nusaphala Persada Tbk	3,597,500	832,400
PT Jasa Marga (Persero) Tbk	4,934,000	2,703,202

		3,535,602
DISTRIBUTION & WHOLESALE—0.57%
PT AKR Corporindo Tbk	4,123,168	1,480,393

		1,480,393
DIVERSIFIED FINANCIAL SERVICES—0.07%
PT Clipan Finance Indonesia Tbk	4,525,000	185,332

		185,332
ENGINEERING & CONSTRUCTION—0.78%
PT Alam Sutera Realty Tbk	23,552,116	1,352,994
PT Pembangunan Perumahan (Persero) Tbk	2,903,500	185,330
PT Wijaya Karya (Persero) Tbk	5,061,139	495,345

		2,033,669
FOOD—2.21%
PT Indofood Sukses Makmur Tbk	10,524,730	5,290,356
PT Nippon Indosari Corpindo Tbk	372,953	154,736
PT Tunas Baru Lampung Tbk	5,333,500	300,719

		5,745,811
FOREST PRODUCTS & PAPER—0.28%
PT Indah Kiat Pulp and Paper Tbk(a)	6,557,500	732,487

		732,487
GAS—3.97%
PT Perusahaan Gas Negara (Persero) Tbk	26,150,778	10,293,391

		10,293,391
HOLDING COMPANIES - DIVERSIFIED—0.25%
PT ABM Investama Tbk(a)	1,656,500	656,432

		656,432
HOUSEHOLD PRODUCTS & WARES—3.08%
PT Unilever Indonesia Tbk	3,658,504	7,998,113

		7,998,113
INSURANCE—0.15%
PT Panin Financial Tbk(a)	30,252,778	389,424

		389,424

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDONESIA INVESTABLE MARKET INDEX FUND

May 31, 2012

IRON & STEEL—0.22%
PT Krakatau Steel (Persero) Tbk	7,563,000	571,248

		571,248
MACHINERY—4.00%
PT Hexindo Adiperkasa Tbk	503,818	482,379
PT United Tractors Tbk	4,024,296	9,889,493

		10,371,872
MEDIA—0.89%
PT Bhakti Investama Tbk	51,655,000	2,307,989

		2,307,989
METAL FABRICATE & HARDWARE—0.37%
PT Bakrie and Brothers Tbk(a)	180,405,230	959,602

		959,602
MINING—1.44%
PT Aneka Tambang (Persero) Tbk	8,004,066	979,221
PT Delta Dunia Makmur Tbk(a)	11,720,054	480,023
PT Timah (Persero)Tbk	4,825,910	703,351
PT Vale Indonesia Tbk	5,955,395	1,583,882

		3,746,477
OIL & GAS—0.98%
PT Benakat Petroleum Energy Tbk(a)	37,768,420	795,548
PT Energi Mega Persada Tbk(a)	72,996,442	1,133,774
PT Medco Energi Internasional Tbk	3,195,252	615,256

		2,544,578
PHARMACEUTICALS—1.74%
PT Kalbe Farma Tbk	10,956,017	4,516,443

		4,516,443
REAL ESTATE—5.16%
PT Agung Podomoro Land Tbk(a)	14,742,500	509,714
PT Bakrieland Development Tbk(a)	93,962,295	969,611
PT Ciputra Development Tbk	25,450,322	1,895,237
PT Ciputra Property Tbk	6,631,140	507,917
PT Intiland Development Tbk(a)	9,941,120	354,285
PT Kawasan Industri Jababeka Tbk(a)	35,650,500	777,484
PT Lippo Karawaci Tbk	44,273,140	3,720,828
PT Modernland Realty Tbk(a)	6,040,526	292,387
PT Pakuwon Jati Tbk(a)	23,088,600	461,772
PT Sentul City Tbk(a)	52,764,550	1,403,312
PT Summarecon Agung Tbk	11,533,598	1,742,309
PT Surya Semesta Internusa Tbk	7,898,289	764,622

		13,399,478
RETAIL—13.76%
PT Astra International Tbk	4,852,283	33,191,681
PT Erajaya Swasembada Tbk(a)	2,446,000	413,738
PT Mitra Adiperkasa Tbk	1,790,500	1,333,351

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDONESIA INVESTABLE MARKET INDEX FUND

May 31, 2012

PT Ramayana Lestari Sentosa Tbk	7,654,500	765,450

		35,704,220
TELECOMMUNICATIONS—10.19%
PT Bakrie Telecom Tbk(a)	54,625,768	1,539,982
PT Indosat Tbk	3,256,878	1,351,258
PT Telekomunikasi Indonesia (Persero) Tbk	24,164,178	20,051,126
PT Tower Bersama Infrastructure Tbk	2,730,500	929,532
PT XL Axiata Tbk	4,084,000	2,563,362

		26,435,260
TRANSPORTATION—0.52%
PT Berlian Laju Tanker Tbk(a)(b)	20,137,514	314,916
PT Trada Maritime Tbk	11,664,500	1,029,951

		1,344,867

TOTAL COMMON STOCKS
(Cost: $303,522,713)		258,992,781

SHORT-TERM INVESTMENTS—2.27%

MONEY MARKET FUNDS—2.27%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	5,877,976	5,877,976

		5,877,976

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,877,976)		5,877,976

TOTAL INVESTMENTS IN SECURITIES—102.06%
(Cost: $309,400,689)		264,870,757
Other Assets, Less Liabilities—(2.06)%		(5,338,202)

NET ASSETS—100.00%		$259,532,555

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI IRELAND CAPPED INVESTABLE MARKET INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—99.55%

AIRLINES—6.88%
Aer Lingus Group PLC(a)	151,669	$173,654
Ryanair Holdings PLC SP ADR(a)	10,059	308,811

		482,465
BANKS—4.67%
Bank of Ireland(a)	2,977,597	327,667

		327,667
BEVERAGES—4.52%
C&C Group PLC	74,627	316,495

		316,495
BUILDING MATERIALS—26.09%
CRH PLC	90,573	1,523,050
Kingspan Group PLC	35,868	305,343

		1,828,393
DISTRIBUTION & WHOLESALE—4.54%
DCC PLC	13,552	318,371

		318,371
ENTERTAINMENT—4.63%
Paddy Power PLC	5,047	324,499

		324,499
FOOD—17.23%
Fyffes PLC	18,795	9,993
Glanbia PLC	43,386	312,748
Kerry Group PLC Class A	17,143	739,862
Total Produce PLC	260,253	145,449

		1,208,052
FOREST PRODUCTS & PAPER—3.92%
Smurfit Kappa Group PLC	43,624	274,549

		274,549
INSURANCE—2.48%
FBD Holdings PLC	17,374	174,005

		174,005
MEDIA—2.29%
Independent News & Media PLC(a)	518,539	160,287

		160,287

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI IRELAND CAPPED INVESTABLE MARKET INDEX FUND

May 31, 2012

OIL & GAS—0.10%
Providence Resources PLC	840	6,750

		6,750
PHARMACEUTICALS—16.06%
Elan Corp. PLC(a)	60,816	870,769
United Drug PLC	93,751	255,021

		1,125,790
RETAIL—3.33%
Grafton Group PLC	68,411	233,629

		233,629
TRANSPORTATION—2.81%
Irish Continental Group PLC	9,961	197,060

		197,060
TOTAL COMMON STOCKS
(Cost: $6,896,505)		6,978,012

SHORT-TERM INVESTMENTS—0.05%

MONEY MARKET FUNDS—0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(b)(c)	3,197	3,197

		3,197

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,197)		3,197

TOTAL INVESTMENTS IN SECURITIES—99.60%
(Cost: $6,899,702)		6,981,209
Other Assets, Less Liabilities—0.40%		28,271

NET ASSETS—100.00%		$7,009,480

SP ADR	- Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI NEW ZEALAND INVESTABLE MARKET INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—99.88%

AGRICULTURE—0.43%
PGG Wrightson Ltd.(a)	1,917,100	$475,368

		475,368
AIRLINES—1.38%
Air New Zealand Ltd.	2,363,790	1,545,252

		1,545,252
BUILDING MATERIALS—15.16%
Fletcher Building Ltd.	3,582,774	16,933,287

		16,933,287
CHEMICALS—1.74%
Nuplex Industries Ltd.	1,174,446	1,941,453

		1,941,453
ELECTRIC—11.39%
Contact Energy Ltd.(a)	1,500,566	5,502,324
Infratil Ltd.	2,832,570	4,384,490
Vector Ltd.	1,405,638	2,841,168

		12,727,982
ENGINEERING & CONSTRUCTION—7.34%
Auckland International Airport Ltd.	4,235,166	8,194,433

		8,194,433
HEALTH CARE—PRODUCTS—3.96%
Fisher & Paykel Healthcare Corp. Ltd.	2,872,272	4,424,362

		4,424,362
HEALTH CARE—SERVICES—4.03%
Ryman Healthcare Ltd.	1,786,980	4,498,168

		4,498,168
HOME FURNISHINGS—1.21%
Fisher & Paykel Appliances Holdings Ltd.(a)	3,266,328	1,349,875

		1,349,875
INTERNET—1.71%
Trade Me Ltd.(a)	625,014	1,911,417

		1,911,417
LODGING—6.62%
SKYCITY Entertainment Group Ltd.	2,765,334	7,397,225

		7,397,225

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NEW ZEALAND INVESTABLE MARKET INDEX FUND

May 31, 2012

MEDIA—3.67%
Sky Network Television Ltd.	1,101,594	4,097,302

		4,097,302
OIL & GAS—1.08%
New Zealand Oil & Gas Ltd.	2,174,562	1,209,135

		1,209,135
REAL ESTATE—3.12%
AMP NZ Office Ltd.	4,962,828	3,486,680

		3,486,680
REAL ESTATE INVESTMENT TRUSTS—6.84%
Goodman Property Trust	5,256,186	3,929,751
Kiwi Income Property Trust	4,732,728	3,716,200

		7,645,951
RETAIL—1.44%
Warehouse Group Ltd.(The)	849,108	1,607,810

		1,607,810
TELECOMMUNICATIONS—22.68%
Chorus Ltd.(a)	2,086,734	5,111,589
Telecom Corporation of New Zealand Ltd.	10,433,592	20,226,688

		25,338,277
TRANSPORTATION—6.08%
Freightways Ltd.	998,010	2,864,636
Mainfreight Ltd.	530,790	3,932,519

		6,797,155

TOTAL COMMON STOCKS
(Cost: $116,099,525)		111,581,132

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NEW ZEALAND INVESTABLE MARKET INDEX FUND

May 31, 2012

SHORT-TERM INVESTMENTS - 0.04%

MONEY MARKET FUNDS - 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(b)(c)	47,730	47,730

		47,730

TOTAL SHORT-TERM INVESTMENTS
(Cost: $47,730)		47,730

TOTAL INVESTMENTS IN SECURITIES—99.92%
(Cost: $116,147,255)		111,628,862
Other Assets, Less Liabilities—0.08%		92,242

NET ASSETS—100.00%		$111,721,104

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI NORWAY CAPPED INVESTABLE MARKET INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—99.23%

AIRLINES—0.55%
Norwegian Air Shuttle AS(a)	1,792	$26,021

		26,021
BANKS—7.29%
DNB ASA	34,480	310,837
SpareBank 1 SMN	7,376	35,238

		346,075
CHEMICALS—4.28%
Yara International ASA	5,398	203,218

		203,218
ENGINEERING & CONSTRUCTION—2.77%
Aker Solutions ASA	8,040	105,761
Kvaerner ASA	12,290	25,738

		131,499
ENVIRONMENTAL CONTROL—1.35%
Tomra Systems ASA	9,250	64,017

		64,017
FOOD—3.39%
Austevoll Seafood ASA	6,998	24,044
Bakkafrost P/F	2,870	18,783
Cermaq ASA(a)	3,366	35,218
Leroey Seafood Group ASA	1,628	21,775
Marine Harvest ASA(a)	125,408	61,185

		161,005
HOLDING COMPANIES - DIVERSIFIED—0.98%
Aker ASA Class A	1,770	46,769

		46,769
HOME BUILDERS—0.27%
BWG Homes ASA(a)	6,914	12,783

		12,783
INSURANCE—3.31%
Gjensidige Forsikring ASA	9,704	103,755
Storebrand ASA(a)	17,890	53,389

		157,144
INTERNET—0.95%
Atea ASA	4,800	45,353

		45,353

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NORWAY CAPPED INVESTABLE MARKET FUND

May 31, 2012

MANUFACTURING—4.33%
Orkla ASA	30,376	205,503

		205,503
MEDIA—2.59%
Schibsted ASA	3,962	122,904

		122,904
MINING—3.94%
Norsk Hydro ASA	41,852	173,720
Northland Resources SA(a)	13,664	13,279

		186,999
OIL & GAS—32.59%
Det norske oljeselskap ASA(a)	3,658	47,879
DNO International ASA(a)	38,142	48,988
Northern Offshore Ltd.	11,588	19,623
Norwegian Energy Co. ASA(a)	18,698	17,866
Panoro Energy ASA(a)	23,676	14,952
Seadrill Ltd.	11,602	382,870
Sevan Drilling AS(a)	24,074	21,939
Statoil ASA	44,052	993,901

		1,548,018
OIL & GAS SERVICES—14.18%
BW Offshore Ltd.	25,008	27,987
Electromagnetic GeoServices AS(a)	9,106	20,038
Fred Olsen Energy ASA	1,896	57,761
Petroleum Geo-Services ASA	10,368	120,184
Polarcus Ltd.(a)	31,580	22,992
Prosafe SE	12,138	82,614
Seawell Ltd.(a)	1,078	1,764
Subsea 7 SA(a)	10,834	213,240
TGS-NOPEC Geophysical Co. ASA	5,100	126,831

		673,411
PHARMACEUTICALS—1.44%
Algeta ASA(a)	1,724	41,182
Pronova Biopharma ASA	16,820	27,519

		68,701
REAL ESTATE—0.87%
Norwegian Property ASA	31,034	41,229

		41,229
SEMICONDUCTORS—0.94%
Nordic Semiconductor ASA	8,928	28,630
Renewable Energy Corp. ASA(a)(b)	35,790	16,138

		44,768
SOFTWARE—0.78%
Opera Software ASA	5,752	37,267

		37,267

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NORWAY CAPPED INVESTABLE MARKET INDEX FUND

May 31, 2012

TELECOMMUNICATIONS—8.23%
Eltek ASA(a)	35,538	20,351
Telenor ASA	25,358	370,700

		391,051
TRANSPORTATION—4.20%
Deep Sea Supply PLC(a)	6,158	10,478
Dockwise Ltd.(a)	1,996	37,229
Frontline Ltd.(b)	4,574	21,388
Golar LNG Ltd.	1,134	38,313
Golden Ocean Group Ltd.	14,402	10,839
Hoegh LNG Holdings Ltd.(a)	442	3,334
Hurtigruten ASA(a)	30,594	18,470
Songa Offshore SE(a)	9,802	24,056
Stolt-Nielsen Ltd.	2,190	35,294

		199,401

TOTAL COMMON STOCKS
(Cost: $5,389,307)		4,713,136

SHORT-TERM INVESTMENTS—0.91%

MONEY MARKET FUNDS—0.91%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	36,972	36,972
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%(c)(d)(e)	2,690	2,690
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	3,408	3,408

		43,070

TOTAL SHORT-TERM INVESTMENTS
(Cost: $43,070)		43,070

TOTAL INVESTMENTS IN SECURITIES—100.14%
(Cost: $5,432,377)		4,756,206
Other Assets, Less Liabilities—(0.14)%		(6,742)

NET ASSETS—100.00%		$4,749,464

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI PHILIPPINES INVESTABLE MARKET FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—99.74%

AIRLINES—0.91%
Cebu Air Inc.(a)	853,000	$1,350,918

		1,350,918
BANKS—13.23%
Bank of the Philippine Islands	2,860,745	4,405,699
BDO Unibank Inc.	4,320,717	7,001,737
Metropolitan Bank & Trust Co.	1,698,403	3,509,629
Philippine National Bank(a)	799,078	1,322,460
Rizal Commercial Banking Corp.	917,688	909,145
Security Bank Corp.	808,165	2,433,504

		19,582,174
COMMERCIAL SERVICES—3.73%
International Container Terminal Services Inc.	3,120,900	5,523,717

		5,523,717
ELECTRIC—12.23%
Aboitiz Power Corp.	7,399,115	6,012,153
Energy Development Corp.	30,165,120	4,160,228
First Gen Corp.(a)	4,733,837	1,788,858
First Philippine Holdings Corp.	879,129	1,448,881
Manila Electric Co.	906,674	4,689,154

		18,099,274
ENGINEERING & CONSTRUCTION—2.88%
DMCI Holdings Inc.	3,204,000	4,267,827

		4,267,827
ENTERTAINMENT—0.44%
PhilWeb Corp.	1,826,628	650,793

		650,793
FOOD—3.35%
Universal Robina Corp.	3,316,600	4,955,270

		4,955,270
HOLDING COMPANIES - DIVERSIFIED—17.71%
Aboitiz Equity Ventures Inc.	7,773,200	9,291,033
Alliance Global Group Inc.	16,522,139	4,732,004
Ayala Corp.	696,518	7,076,450
San Miguel Corp.	1,904,383	5,121,545

		26,221,032
MEDIA—0.67%
Lopez Holdings Corp.	7,373,850	998,321

		998,321

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PHILIPPINES INVESTABLE MARKET FUND

May 31, 2012

MINING—2.01%
Atlas Consolidated Mining & Development Corp.(a)	2,837,931	1,161,135
Lepanto Consolidated Mining Co. Class B(a)	24,406,105	740,514
Nickel Asia Corp.	1,617,600	1,068,980

		2,970,629
OIL & GAS—0.87%
Philex Petroleum Corp.(a)	1,367,000	1,288,289

		1,288,289
REAL ESTATE—18.78%
Ayala Land Inc.	20,952,040	9,458,639
Belle Corp.(a)	16,987,567	1,854,751
Filinvest Land Inc.	39,013,590	1,129,919
Global-Estate Resorts Inc.(a)	8,401,677	351,478
Megaworld Corp.	41,276,540	1,926,017
Robinsons Land Corp.	6,586,210	2,709,876
SM Development Corp.	7,457,784	1,054,255
SM Prime Holdings Inc.	27,950,881	8,185,133
Vista Land & Lifescapes Inc.	11,964,000	1,135,762

		27,805,830
RETAIL—13.19%
Jollibee Foods Corp.	1,670,523	4,054,873
Puregold Price Club Inc.	2,815,400	1,485,195
SM Investments Corp.	863,732	13,976,953

		19,517,021
TELECOMMUNICATIONS—8.65%
Globe Telecom Inc.	133,075	3,456,493
Philippine Long Distance Telephone Co.	173,797	9,348,006

		12,804,499
WATER—1.09%
Manila Water Co. Inc.	2,831,229	1,607,433

		1,607,433

TOTAL COMMON STOCKS
(Cost: $137,734,931)		147,643,027

RIGHTS—0.00%

REAL ESTATE—0.00%
Ayala Land Inc.(a)(b)	22,292,740	51

		51

TOTAL RIGHTS
(Cost: $0)		51

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PHILIPPINES INVESTABLE MARKET FUND

May 31, 2012

SHORT-TERM INVESTMENTS—0.10%

MONEY MARKET FUNDS—0.10%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	144,980	144,980

		144,980

TOTAL SHORT-TERM INVESTMENTS
(Cost: $144,980)		144,980

TOTAL INVESTMENTS IN SECURITIES—99.84%
(Cost: $137,879,911)		147,788,058
Other Assets, Less Liabilities—0.16%		243,100

NET ASSETS—100.00%		$148,031,158

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI POLAND INVESTABLE MARKET INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—99.27%

AGRICULTURE—1.91%
Kernel Holding SA(a)	123,873	$1,947,497

		1,947,497
BANKS—27.57%
Bank Handlowy w Warszawie SA	85,966	1,742,513
Bank Millennium SA(a)	1,108,478	1,058,079
Bank Pekao SA(a)	247,254	9,787,564
BRE Bank SA(a)	36,192	2,750,509
Get Bank SA(a)	2,154,873	931,654
Powszechna Kasa Oszczednosci Bank Polski SA	1,311,414	11,781,538

		28,051,857
BIOTECHNOLOGY—0.27%
Bioton SA(a)	12,093,405	271,613

		271,613
BUILDING MATERIALS—0.32%
Rovese SA(a)	323,160	326,612

		326,612
CHEMICALS—3.96%
Boryszew SA(a)	2,345,201	395,042
Ciech SA(a)	77,939	398,453
Synthos SA	1,231,077	1,849,061
Zaklady Azotowe Pulawy SA	19,404	544,758
Zaklady Azotowe w Tarnowie-Moscicach SA(a)	78,652	836,876

		4,024,190
COAL—4.69%
Jastrzebska Spolka Weglowa SA(a)	84,091	2,124,732
Lubelski Wegiel Bogdanka SA	80,929	2,651,473

		4,776,205
COMMERCIAL SERVICES—0.43%
KRUK SA(a)	34,020	440,299

		440,299
COMPUTERS—2.20%
Asseco Poland SA	162,819	2,235,250

		2,235,250
DIVERSIFIED FINANCIAL SERVICES—0.84%
Warsaw Stock Exchange	80,264	856,056

		856,056

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI POLAND INVESTABLE MARKET INDEX FUND

May 31, 2012

ELECTRIC—12.38%
ENEA SA	307,389	1,380,767
Polska Grupa Energetyczna SA	1,576,036	8,185,591
Tauron Polska Energia SA	2,517,327	3,031,860

		12,598,218
ENGINEERING & CONSTRUCTION—1.12%
Budimex SA	36,716	718,456
Polimex-Mostostal SA(b)	1,164,143	388,925
Trakcja-Tiltra SA(a)	115,372	32,390

		1,139,771
FOOD—1.69%
Eurocash SA	159,449	1,723,434

		1,723,434
HEALTH CARE - PRODUCTS—0.08%
PZ Cormay SA(a)	30,295	82,585

		82,585
HOLDING COMPANIES - DIVERSIFIED—0.62%
Getin Holding SA(a)(b)	915,444	454,901
Narodowy Fundusz Inwestycyjny Midas SA(a)	1,109,752	171,357

		626,258
INSURANCE—9.64%
Powszechny Zaklad Ubezpieczen SA	118,091	9,813,427

		9,813,427
IRON & STEEL—0.25%
Alchemia SA(a)	180,748	253,721

		253,721
MACHINERY—0.17%
Rafako SA	93,198	176,613

		176,613
MANUFACTURING—0.45%
Kopex SA(a)	96,675	461,398

		461,398
MEDIA—2.97%
Agora SA(b)	135,338	388,694
Cyfrowy Polsat SA(a)	471,114	1,798,776
TVN SA	370,636	832,434

		3,019,904
METAL FABRICATE & HARDWARE—0.35%
Impexmetal SA(b)	363,304	360,045

		360,045

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI POLAND INVESTABLE MARKET INDEX FUND

May 31, 2012

MINING—10.37%
KGHM Polska Miedz SA	293,600	10,550,625

		10,550,625
OIL & GAS—10.03%
Grupa Lotos SA(a)	164,249	1,074,412
Polski Koncern Naftowy Orlen SA(a)	493,620	4,607,831
Polskie Gornictwo Naftowe i Gazownictwo SA	4,182,052	4,520,249

		10,202,492
REAL ESTATE—0.92%
Globe Trade Centre SA(a)(b)	367,369	596,132
JW Construction Holding SA(a)	44,053	53,799
LC Corp. SA(a)	753,916	289,972

		939,903
TELECOMMUNICATIONS—6.04%
Netia SA(a)	810,076	1,316,790
Telekomunikacja Polska SA	1,072,320	4,831,830

		6,148,620

TOTAL COMMON STOCKS
(Cost: $170,619,842)		101,026,593

RIGHTS—0.00%

REAL ESTATE—0.00%
Globe Trade Centre SA(a)(c)	367,369	10

		10

TOTAL RIGHTS
(Cost: $0)		10

SHORT-TERM INVESTMENTS—1.33%

MONEY MARKET FUNDS—1.33%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(e)(f)	1,215,891	1,215,891
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%(d)(e)(f)	88,472	88,472

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI POLAND INVESTABLE MARKET INDEX FUND

May 31, 2012

BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(d)(e)	49,259	49,259

		1,353,622

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,353,622)		1,353,622

TOTAL INVESTMENTS IN SECURITIES—100.60%
(Cost: $171,973,464)		102,380,225
Other Assets, Less Liabilities—(0.60)%		(615,435)

NET ASSETS—100.00%		$101,764,790

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SINGAPORE SMALL CAP INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—99.49%

AGRICULTURE — 6.11%
First Resources Ltd.	57,000	$73,641
GMG Global Ltd.	382,000	35,866
Indofood Agri Resources Ltd.	60,000	57,730

		167,237
COAL—2.42%
Sakari Resources Ltd.	59,000	66,153

		66,153
COMMERCIAL SERVICES—1.46%
Ezion Holdings Ltd.	68,000	39,837

		39,837
COMPUTERS—0.26%
CSE Global Ltd.	11,000	6,999

		6,999
DIVERSIFIED FINANCIAL SERVICES—1.27%
ARA Asset Management Ltd.(a)	34,000	34,692

		34,692
ELECTRONICS—4.75%
Venture Corp. Ltd.	21,000	130,033

		130,033
ENGINEERING & CONSTRUCTION—4.38%
SATS Ltd.	59,000	119,946

		119,946
ENVIRONMENTAL CONTROL—2.55%
Hyflux Ltd.(b)	71,000	69,692

		69,692
FOOD—0.85%
China Minzhong Food Corp. Ltd.(b)(c)	52,000	23,402

		23,402
HEALTH CARE - PRODUCTS—2.99%
Biosensors International Group Ltd.(b)(c)	86,000	81,746

		81,746
HOUSEHOLD PRODUCTS & WARES—1.37%
OSIM International Ltd.	40,000	37,401

		37,401

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE SMALL CAP INDEX FUND

May 31, 2012

LODGING—2.24%
Overseas Union Enterprise Ltd.	37,000	61,152

		61,152
MINING—3.23%
LionGold Corp. Ltd.(b)(c)	71,000	55,368
Midas Holdings Ltd.	137,000	32,954

		88,322
REAL ESTATE—6.05%
Wing Tai Holdings Ltd.	108,000	108,105
Yanlord Land Group Ltd.(b)(c)	72,000	57,265

		165,370
REAL ESTATE INVESTMENT TRUSTS—46.28%
Ascott Residence Trust	41,000	33,404
Cache Logistics Trust	41,000	32,927
Cambridge Industrial Trust	97,000	40,644
CapitaCommercial Trust(b)	225,000	214,743
CDL Hospitality Trusts	62,000	88,279
Frasers Centrepoint Trust	45,000	56,741
Frasers Commercial Trust	22,000	16,217
K-REIT Asia	117,000	88,970
Lippo Malls Indonesia Retail Trust	289,000	82,972
Mapletree Commercial Trust	94,000	67,104
Mapletree Industrial Trust	120,000	107,081
Mapletree Logistics Trust	120,000	90,786
Parkway Life REIT	24,000	33,707
Perennial China Retail Trust	128,000	45,191
Starhill Global REIT	84,000	40,737
Suntec REIT	227,000	226,340

		1,265,843
SHIPBUILDING—1.97%
STX OSV Holdings Ltd.	48,000	54,006

		54,006
TELECOMMUNICATIONS—2.57%
M1 Ltd.	37,000	70,339

		70,339
TRANSPORTATION—8.74%
Ezra Holdings Ltd.(c)	66,000	48,652
Singapore Post Ltd.	136,000	107,639
SMRT Corp. Ltd.(b)	66,000	82,708

		238,999

TOTAL COMMON STOCKS
(Cost: $2,594,114)		2,721,169

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE SMALL CAP INDEX FUND

May 31, 2012

SHORT-TERM INVESTMENTS—14.20%

MONEY MARKET FUNDS—14.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(e)(f)	360,574	360,574
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%(d)(e)(f)	26,236	26,236
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(d)(e)	1,654	1,654

		388,464

TOTAL SHORT-TERM INVESTMENTS
(Cost: $388,464)		388,464

TOTAL INVESTMENTS IN SECURITIES—113.69%
(Cost: $2,982,578)		3,109,633
Other Assets, Less Liabilities—(13.69)%		(374,526)

NET ASSETS—100.00%		$2,735,107

(a)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Non-income earning security.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI UNITED KINGDOM SMALL CAP INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—99.48%

ADVERTISING—0.76%
Aegis Group PLC	7,723	$19,304

		19,304
AEROSPACE & DEFENSE—1.54%
BBA Aviation PLC	4,490	13,358
Chemring Group PLC	1,829	8,938
Ultra Electronics Holdings PLC	649	16,622

		38,918
AGRICULTURE—0.43%
Genus PLC	562	10,960

		10,960
AIRLINES—0.44%
easyJet PLC	1,450	11,170

		11,170
BEVERAGES—0.78%
Britvic PLC	2,275	11,611
Marston’s PLC	5,371	8,143

		19,754
BIOTECHNOLOGY—0.43%
Abcam PLC	1,452	8,789
Andor Technology Ltd.(a)	245	2,189

		10,978
CHEMICALS—2.60%
AZ Electronic Materials SA	3,340	15,386
Elementis PLC	4,232	13,119
Filtrona PLC	1,963	13,566
Victrex PLC	752	16,123
Yule Catto & Co. PLC	2,399	7,440

		65,634
COAL—0.17%
New World Resources PLC Class A	992	4,232

		4,232
COMMERCIAL SERVICES—6.91%
Ashtead Group PLC	4,740	16,802
Cape PLC	1,111	4,128
Chime Communications PLC	604	1,515
Davis Service Group PLC (The)	1,619	11,794
De La Rue PLC	935	14,391
Dignity PLC	515	6,738
Hays PLC	13,033	14,563
Homeserve PLC	2,663	5,689

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL CAP INDEX FUND

May 31, 2012

Interserve PLC	1,184	5,432
ITE Group PLC	2,103	6,182
Mears Group PLC	799	3,170
Michael Page International PLC	2,711	14,855
Northgate PLC(a)	1,252	3,368
QinetiQ Group PLC	6,225	14,688
Rentokil Initial PLC	17,612	20,412
RPS Group PLC	2,047	6,522
Savills PLC	1,184	5,795
Speedy Hire PLC	4,842	1,938
Sthree PLC	914	3,753
W.S. Atkins PLC	942	9,685
Xchanging PLC(a)	2,021	3,072

		174,492
COMPUTERS—1.50%
Computacenter PLC	867	4,879
Logica PLC	15,173	25,899
SDL PLC	742	7,183

		37,961
COSMETICS & PERSONAL CARE—0.53%
PZ Cussons PLC	2,702	13,420

		13,420
DISTRIBUTION & WHOLESALE—1.50%
Diploma PLC	1,065	7,270
Inchcape PLC	4,122	19,909
John Menzies PLC	390	3,569
SIG PLC	5,557	7,244

		37,992
DIVERSIFIED FINANCIAL SERVICES—6.96%
Ashmore Group PLC	3,435	17,939
Brewin Dolphin Holdings PLC	2,281	4,929
Close Brothers Group PLC	1,430	15,187
F&C Asset Management PLC	4,500	4,987
Hargreaves Lansdown PLC	2,289	16,914
Henderson Group PLC	9,766	14,881
IG Group Holdings PLC	3,504	23,358
Intermediate Capital Group PLC	3,763	14,306
International Personal Finance PLC	2,421	8,343
Jupiter Fund Management PLC	2,946	9,354
Paragon Group of Companies PLC	2,965	7,343
Provident Financial PLC	1,312	22,011
Rathbone Brothers PLC	408	7,824
Tullett Prebon PLC	2,029	8,551

		175,927
ELECTRIC—0.12%
XP Power Ltd.	163	3,058

		3,058
ELECTRICAL COMPONENTS & EQUIPMENT—0.07%
Volex PLC	439	1,743

		1,743

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL CAP INDEX FUND

May 31, 2012

ELECTRONICS—4.43%
Dialight PLC	311	4,992
Electrocomponents PLC	4,109	12,807
Halma PLC	3,554	21,383
Premier Farnell PLC	3,481	8,519
Renishaw PLC	343	7,565
Rotork PLC	816	25,496
Spectris PLC	1,123	27,759
TT electronics PLC	1,386	3,456

		111,977
ENGINEERING & CONSTRUCTION—1.68%
Carillion PLC	4,057	16,285
Costain Group PLC	361	1,072
Galliford Try PLC	769	7,114
Keller Group PLC	572	3,497
Kier Group PLC	359	6,454
Morgan Sindall Group PLC	346	3,488
Severfield-Rowen PLC	833	2,244
WSP Group PLC	598	2,389

		42,543
ENTERTAINMENT—3.19%
888 Holdings PLC(a)	1,887	2,004
Betfair Group PLC	752	8,311
Cineworld Group PLC	1,337	4,455
Ladbrokes PLC	8,552	22,324
PartyGaming PLC(a)	6,385	11,793
Rank Group PLC	915	1,662
Sportingbet PLC	5,582	2,556
William Hill PLC	6,616	27,545

		80,650
ENVIRONMENTAL CONTROL—0.18%
Shanks Group PLC	3,734	4,618

		4,618
FOOD—2.10%
Booker Group PLC	13,776	18,860
Dairy Crest Group PLC	1,255	6,069
Devro PLC	1,549	7,343
Greencore Group PLC	3,894	4,615
Greggs PLC	904	6,992
Ocado Group PLC(a)	3,797	5,879
Premier Foods PLC(a)	1,909	3,203

		52,961
FOREST PRODUCTS & PAPER—1.86%
DS Smith PLC	8,731	19,243
Mondi PLC	3,543	27,648

		46,891
HEALTH CARE - PRODUCTS—0.03%
Immunodiagnostic Systems Holdings PLC	172	794

		794

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL CAP INDEX FUND

May 31, 2012

HEALTH CARE - SERVICES—0.26%
Synergy Health PLC	520	6,523

		6,523
HOLDING COMPANIES - DIVERSIFIED—1.81%
Drax Group PLC	3,438	28,972
Lonrho PLC(a)	12,188	1,857
Mitie Group PLC	3,389	14,908

		45,737
HOME BUILDERS—4.26%
Barratt Developments PLC(a)	9,091	16,777
Bellway PLC	1,139	12,140
Berkeley Group Holdings PLC (The)(a)	1,175	22,570
Bovis Homes Group PLC	1,256	8,004
Persimmon PLC	2,838	24,811
Redrow PLC(a)	2,170	3,657
Taylor Wimpey PLC	30,123	19,774

		107,733
HOME FURNISHINGS—0.57%
Galiform PLC	5,971	10,780
Pace PLC	2,578	3,631

		14,411
HOUSEHOLD PRODUCTS & WARES—0.12%
McBride PLC(a)	1,689	2,964

		2,964
INSURANCE—4.91%
Amlin PLC	4,748	23,246
Beazley PLC	5,063	10,520
Catlin Group Ltd.	3,231	19,942
Chesnara PLC	1,078	2,655
Hiscox Ltd.	3,730	22,694
Jardine Lloyd Thompson Group PLC	1,229	12,901
Lancashire Holdings Ltd.	1,540	17,848
Phoenix Group Holdings	842	5,314
St James’s Place PLC	1,854	8,903

		124,023
INTERNET—1.94%
ASOS PLC(a)	642	17,253
Blinkx PLC(a)	2,660	1,689
Cupid PLC	339	967
Moneysupermarket.com Group PLC	2,396	4,274
Monitise PLC(a)	5,291	2,362
Rightmove PLC	994	22,428

		48,973
IRON & STEEL—0.40%
Ferrexpo PLC	2,217	6,729
London Mining PLC(a)	964	3,483

		10,212

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL CAP INDEX FUND

May 31, 2012

LEISURE TIME—0.09%
Thomas Cook Group PLC	8,207	2,368

		2,368
LODGING—0.42%
Millennium & Copthorne Hotels PLC	1,495	10,721

		10,721
MACHINERY—0.92%
Spirax-Sarco Engineering PLC	731	23,245

		23,245
MANUFACTURING—3.41%
Cookson Group PLC	2,604	25,110
Fenner PLC	1,816	10,540
Hill & Smith Holdings PLC	723	3,697
Melrose PLC	3,684	24,082
Morgan Crucible Co. PLC (The)	2,573	11,097
Senior PLC	3,788	11,713

		86,239
MEDIA—2.90%
Daily Mail & General Trust PLC Class A NVS	2,823	16,528
Euromoney Institutional Investor PLC	401	4,944
Informa PLC	5,816	30,534
Mecom Group PLC	1,057	2,347
UBM PLC	2,306	18,989

		73,342
METAL FABRICATE & HARDWARE—0.42%
Bodycote PLC	1,799	10,497

		10,497
MINING—3.12%
African Barrick Gold PLC	1,160	5,883
African Minerals Ltd.(a)	2,410	13,910
Allied Gold Mining PLC(a)	1,880	2,850
Anglo Pacific Group PLC	921	3,307
Avocet Mining PLC	1,592	3,580
Centamin PLC(a)	9,002	9,047
Gem Diamonds Ltd.(a)	1,039	3,264
Highland Gold Mining Ltd.	1,969	3,152
Hochschild Mining PLC	1,592	10,590
Pan African Resources PLC	10,194	2,118
Patagonia Gold PLC(a)	4,150	1,725
Petra Diamonds Ltd.(a)	3,512	7,173
Petropavlovsk PLC	1,592	8,993
Sirius Minerals PLC(a)	11,449	3,172

		78,764
OIL & GAS—8.52%
Afren PLC(a)	10,052	17,962
Amerisur Resources PLC(a)	7,699	2,429
Aurelian Oil & Gas PLC(a)	3,925	967

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL CAP INDEX FUND

May 31, 2012

Bahamas Petroleum Co. PLC(a)	10,901	1,179
Borders & Southern Petroleum PLC(a)	4,801	5,320
Bowleven PLC(a)	2,025	1,917
Cairn Energy PLC(a)	5,084	22,340
Chariot Oil & Gas Ltd.(a)	1,274	1,642
Circle Oil PLC(a)	4,206	1,238
Cove Energy PLC(a)	4,617	18,441
EnQuest PLC(a)	6,317	11,813
Essar Energy PLC(a)	3,226	6,763
Falkland Oil & Gas Ltd.(a)	3,046	4,466
Faroe Petroleum PLC(a)	1,595	3,805
Gulf Keystone Petroleum Ltd.(a)	7,633	23,027
Gulfsands Petroleum PLC(a)	857	1,187
Hardy Oil & Gas PLC(a)	540	1,031
Heritage Oil PLC(a)	1,735	3,306
JKX Oil & Gas PLC(a)	960	1,511
Nautical Petroleum PLC(a)	783	3,275
Ophir Energy PLC(a)	2,271	20,343
Premier Oil PLC(a)	4,974	26,068
Rockhopper Exploration PLC(a)	2,540	11,797
RusPetro PLC(a)	1,404	3,358
Salamander Energy PLC(a)	2,272	5,731
San Leon Energy PLC(a)	6,780	814
SOCO International PLC(a)	2,081	8,991
Valiant Petroleum PLC(a)	347	2,182
Xcite Energy Ltd.(a)	1,589	2,287

		215,190
OIL & GAS SERVICES—2.10%
Hunting PLC	1,221	15,692
John Wood Group PLC	3,131	33,734
Kentz Corp. Ltd.	603	3,685

		53,111
PACKAGING & CONTAINERS—0.38%
RPC Group PLC	1,598	9,511

		9,511
PHARMACEUTICALS—1.39%
BTG PLC(a)	3,080	18,299
Hikma Pharmaceuticals PLC	1,379	13,732
Vectura Group PLC(a)	3,105	3,059

		35,090
REAL ESTATE—2.17%
Capital & Counties Properties PLC	5,949	17,718
Development Securities PLC	1,126	2,149
Grainger PLC	3,900	5,168
Helical Bar PLC	939	2,457
Quintain Estates and Development PLC(a)	4,879	2,553
Raven Russia Ltd.	4,727	4,365
Regus PLC	6,205	8,514
Songbird Estates PLC(a)	2,394	3,924
St. Modwen Properties PLC	1,407	3,487
UNITE Group PLC	1,505	4,361

		54,696

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL CAP INDEX FUND

May 31, 2012

REAL ESTATE INVESTMENT TRUSTS—3.47%
Big Yellow Group PLC	1,037	4,549
Derwent London PLC	861	23,112
Great Portland Estates PLC	2,948	17,133
Hansteen Holdings PLC	6,362	7,153
London & Stamford Property PLC	4,643	7,861
Metric Property Investments PLC	1,768	2,313
Primary Health Properties PLC	805	3,894
Shaftesbury PLC	2,362	18,359
Workspace Group PLC	947	3,192

		87,566
RETAIL—6.99%
Carpetright PLC(a)	347	3,421
Debenhams PLC	12,123	14,451
Domino’s Pizza Group PLC	1,269	9,395
DSG International PLC(a)	33,968	7,445
Dunelm Group PLC	895	6,750
Enterprise Inns PLC(a)	4,744	4,764
Greene King PLC	2,090	15,733
Halfords Group PLC	1,922	7,156
Home Retail Group PLC	7,661	9,203
JD Wetherspoon PLC	990	5,912
Kesa Electricals PLC	4,981	3,757
Lookers PLC	2,164	1,915
Majestic Wine PLC	596	3,912
Mitchells & Butlers PLC(a)	2,111	7,356
Mothercare PLC	708	2,397
N Brown Group PLC	1,471	5,194
Pendragon PLC(a)	12,603	2,813
Restaurant Group PLC (The)	1,883	8,112
Spirit Pub Co. PLC	6,187	4,857
Sports Direct International PLC(a)	1,630	7,429
SuperGroup PLC(a)	264	1,236
Travis Perkins PLC	2,354	33,641
WH Smith PLC	1,313	9,727

		176,576
SEMICONDUCTORS—1.06%
CSR PLC	1,882	6,002
Imagination Technologies Group PLC(a)	1,946	14,763
IQE PLC(a)	4,433	1,604
Nanoco Group PLC(a)	1,325	1,341
Wolfson Microelectronics PLC(a)	1,033	2,961

		26,671
SOFTWARE—1.75%
AVEVA Group PLC	640	16,411
Fidessa Group PLC	330	7,822
Micro Focus International PLC	1,648	11,270
Playtech Ltd.	1,636	8,775

		44,278
TELECOMMUNICATIONS—4.09%
Avanti Communications Group PLC(a)	990	4,731
Cable & Wireless Communications PLC	23,486	9,861
Cable & Wireless Worldwide PLC	25,376	13,272
COLT Group SA(a)	3,745	6,721

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL CAP INDEX FUND

May 31, 2012

Kcom Group PLC	4,861	5,043
Laird PLC	2,504	7,249
Spirent Communications PLC	6,348	15,613
TalkTalk Telecom Group PLC	4,739	11,160
Telecity Group PLC(a)	1,938	24,400
Telecom plus PLC	460	5,257

		103,307
TRANSPORTATION—2.29%
Clarkson PLC	98	1,953
FirstGroup PLC	4,794	15,510
Go-Ahead Group PLC (The)	364	6,185
Hargreaves Services PLC	228	2,720
National Express Group PLC	4,088	11,841
Stagecoach Group PLC	4,076	14,649
Stobart Group Ltd.	2,786	4,910

		57,768
WATER—1.51%
Pennon Group PLC	3,377	38,073

		38,073

TOTAL COMMON STOCKS
(Cost: $2,569,044)		2,513,566

SHORT-TERM INVESTMENTS—0.05%

MONEY MARKET FUNDS—0.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(b)(c)(d)	501	501
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%(b)(c)(d)	36	36
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(b)(c)	642	642

		1,179

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,179)		1,179

TOTAL INVESTMENTS IN SECURITIES—99.53%
(Cost: $2,570,223)		2,514,745
Other Assets, Less Liabilities—0.47%		11,837

NET ASSETS—100.00%		$2,526,582

NVS	- Non-Voting Shares

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules or consolidated schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares MSCI Index Fund	iShares MSCI Index Fund
All Peru Capped	India[d]
Australia Small Cap[a]	India Small Cap[e]
Brazil Small Cap	Indonesia Investable Market
Canada Small Cap[a]	Ireland Capped Investable Market
China	New Zealand Investable Market
China Small Cap	Norway Capped Investable Market[f]
Denmark Capped Investable Market[a]	Philippines Investable Market
Emerging Markets Latin America[b]	Poland Investable Market
Finland Capped Investable Market[a]	Singapore Small Cap[c]
Germany Small Cap[a]	United Kingdom Small Cap[a]
Hong Kong Small Cap[c]

[a]	The Fund commenced operations on January 25, 2012.
[b]	The Fund commenced operations on January 18, 2012.
[c]	The Fund commenced operations on January 10, 2012.
[d]	The Fund commenced operations on February 2, 2012.
[e]	The Fund commenced operations on February 8, 2012.
[f]	The Fund commenced operations on January 23, 2012.

Each of the iShares MSCI India and iShares MSCI India Small Cap Index Funds carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (each, a “Subsidiary”), which in turn invests in Indian securities included in each Fund’s underlying index. The accompanying consolidated schedules of investments include the securities held by each Fund’s Subsidiary.

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Accounting principles generally accepted in the United States of America (U.S. GAAP) defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The securities and other assets of each Fund are valued at fair value pursuant to the policies and procedures approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors in accordance with policies approved by the Board. Such valuations are reported to the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of May 31, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule or Consolidated Schedule of Investments.

	Investments
iShares MSCI Index Fund and Investment Type	Level 1	Level 2		Level 3	Total
All Peru Capped
Assets:
Common Stocks	$391,349,415	$—		$—	$391,349,415
Short-Term Investments	6,294,993	—		—	6,294,993

	$397,644,408	$—		$—	$397,644,408

Australia Small Cap
Assets:
Common Stocks	$2,209,045	$2,337		$—	$2,211,382
Preferred Stocks	6,091	960		—	7,051
Rights	—	0	[a]	—	0	[a]
Short-Term Investments	56,551	—		—	56,551

	$2,271,687	$3,297		$—	$2,274,984

Brazil Small Cap
Assets:
Common Stocks	$36,677,889	$—		$—	$36,677,889
Preferred Stocks	9,586,615	—		—	9,586,615
Rights	—	7		—	7
Short-Term Investments	3,138	—		—	3,138

	$46,267,642	$7		$—	$46,267,649

Canada Small Cap
Assets:
Common Stocks	$4,373,563	$2,827		$—	$4,376,390
Short-Term Investments	36,382	—		—	36,382

	$4,409,945	$2,827		$—	$4,412,772

China
Assets:
Common Stocks	$387,923,394	$1,291,359	$—	$389,214,753
Short-Term Investments	30,504,824	—	—	30,504,824

	$418,428,218	$1,291,359	$—	$419,719,577

China Small Cap
Assets:
Common Stocks	$14,937,029	$226,351	$190,240	$15,353,620
Rights	—	497	—	497
Short-Term Investments	5,537,758	—	—	5,537,758

	$20,474,787	$226,848	$190,240	$20,891,875

Denmark Capped Investable Market
Assets:
Common Stocks	$2,616,245	$—	$—	$2,616,245
Short-Term Investments	73,384	—	—	73,384

	$2,689,629	$—	$—	$2,689,629

Emerging Markets Latin America
Assets:
Common Stocks	$3,073,066	$—	$—	$3,073,066
Preferred Stocks	1,562,419	—	—	1,562,419
Short-Term Investments	3,393	—	—	3,393

	$4,638,878	$—	$—	$4,638,878

Finland Capped Investable Market
Assets:
Common Stocks	$2,127,563	$—	$—	$2,127,563
Rights	306	—	—	306
Short-Term Investments	7,880	—	—	7,880

	$2,135,749	$—	$—	$2,135,749

Germany Small Cap
Assets:
Common Stocks	$2,372,806	$—	$—	$2,372,806
Preferred Stocks	157,197	—	—	157,197
Short-Term Investments	145,731	—	—	145,731

	$2,675,734	$—	$—	$2,675,734

Hong Kong Small Cap
Assets:
Common Stocks	$5,025,936	$—	$—	$5,025,936
Short-Term Investments	1,228,183	—	—	1,228,183

	$6,254,119	$—	$—	$6,254,119

India
Assets:
Common Stocks	$16,638,955	$—	$—	$16,638,955

India Small Cap
Assets:
Common Stocks	$4,128,632	$—	$—	$4,128,632

Indonesia Investable Market
Assets:
Common Stocks	$258,677,865	$—	$314,916	$258,992,781
Short-Term Investments	5,877,976	—	—	5,877,976

	$264,555,841	$—	$314,916	$264,870,757

Ireland Capped Investable Market
Assets:
Common Stocks	$6,978,012	$—	$—	$6,978,012

Short-Term Investments	3,197	—	—	3,197

	$6,981,209	$—	$—	$6,981,209

New Zealand Investable Market
Assets:
Common Stocks	$111,581,132	$—	$—	$111,581,132
Short-Term Investments	47,730	—	—	47,730

	$111,628,862	$—	$—	$111,628,862

Norway Capped Investable Market
Assets:
Common Stocks	$4,713,136	$—	$—	$4,713,136
Short-Term Investments	43,070	—	—	43,070

	$4,756,206	$—	$—	$4,756,206

Philippines Investable Market
Assets:
Common Stocks	$147,643,027	$—	$—	$147,643,027
Rights	—	—	51	51
Short-Term Investments	144,980	—	—	144,980

	$147,788,007	$—	$51	$147,788,058

Poland Investable Market
Assets:
Common Stocks	$101,026,593	$—	$—	$101,026,593
Rights	—	—	10	10
Short-Term Investments	1,353,622	—	—	1,353,622

	$102,380,215	$—	$10	$102,380,225

Singapore Small Cap
Assets:
Common Stocks	$2,721,169	$—	$—	$2,721,169
Short-Term Investments	388,464	—	—	388,464

	$3,109,633	$—	$—	$3,109,633

United Kingdom Small Cap
Assets:
Common Stocks	$2,513,566	$—	$—	$2,513,566
Short-Term Investments	1,179	—	—	1,179

	$2,514,745	$—	$—	$2,514,745

[a]	Rounds to less than $1.

The following table includes a rollforward for the period ended May 31, 2012 of investments whose values are classified as Level 3 as of the beginning or end of the period.

iShares MSCI China Small Cap Index Fund	Common Stocks
Balance at beginning of period	$204,428
Realized gain (loss) and change in unrealized appreciation/depreciation	(228,452)
Purchases	30,664
Sales	(25,909)
Transfers in [a]	239,457
Transfers out [a]	(29,948)

Balance at end of period	$190,240

Net change in unrealized appreciation/ depreciation on investments still
held at end of period	$(228,452)

[a]	The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the period in which the event occurred.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of May 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
All Peru Capped	$460,960,266	$11,403,444	$(74,719,302)	$(63,315,858)
Australia Small Cap	2,579,461	59,128	(363,605)	(304,477)
Brazil Small Cap	52,046,807	2,171,591	(7,950,749)	(5,779,158)
Canada Small Cap	5,053,299	119,030	(759,557)	(640,527)
China	462,465,186	4,607,094	(47,352,703)	(42,745,609)
China Small Cap	27,746,913	684,362	(7,539,400)	(6,855,038)
Denmark Capped Investable Market	2,742,139	133,612	(186,122)	(52,510)
Emerging Markets Latin America	5,383,225	97,751	(842,098)	(744,347)
Finland Capped Investable Market	2,661,842	19,636	(545,729)	(526,093)
Germany Small Cap	2,750,857	144,158	(219,281)	(75,123)
Hong Kong Small Cap	6,053,514	396,381	(195,776)	200,605
India	20,285,277	29,203	(3,675,525)	(3,646,322)
India Small Cap	4,985,033	92,741	(949,142)	(856,401)
Indonesia Investable Market	310,753,599	4,232,931	(50,115,773)	(45,882,842)
Ireland Capped Investable Market	7,122,360	708,295	(849,446)	(141,151)
New Zealand Investable Market	118,717,552	7,957,686	(15,046,376)	(7,088,690)
Norway Capped Investable Market	5,432,377	14,155	(690,326)	(676,171)
Philippines Investable Market	138,460,734	12,648,381	(3,321,057)	9,327,324
Poland Investable Market	173,816,501	57,718	(71,493,994)	(71,436,276)
Singapore Small Cap	2,982,578	211,774	(84,719)	127,055
United Kingdom Small Cap	2,570,223	132,801	(188,279)	(55,478)

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2. TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or an affiliate. BFA is a California corporation owned by BlackRock, Inc. (“BlackRock”).

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares MSCI Emerging Markets Latin America Index Fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of May 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	July 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	July 27, 2012

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	July 27, 2012